Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (41.6%)
U.S. Government Securities (16.2%)
	United States Treasury Note/Bond	4.375%	7/31/26	27,557	27,667
[1]	United States Treasury Note/Bond	4.125%	1/31/27	19,598	19,689
	United States Treasury Note/Bond	4.250%	2/15/28	85,439	86,597
	United States Treasury Note/Bond	3.500%	4/30/28	78,255	77,830
	United States Treasury Note/Bond	1.000%	7/31/28	26,613	24,534
	United States Treasury Note/Bond	1.125%	8/31/28	24,191	22,337
	United States Treasury Note/Bond	4.375%	8/31/28	69,069	70,429
	United States Treasury Note/Bond	4.625%	9/30/28	24,563	25,246
	United States Treasury Note/Bond	1.375%	10/31/28	12,815	11,881
	United States Treasury Note/Bond	4.375%	11/30/28	74,601	76,163
	United States Treasury Note/Bond	3.750%	12/31/28	29,638	29,666
[2]	United States Treasury Note/Bond	4.000%	1/31/29	58,178	58,705
	United States Treasury Note/Bond	4.250%	2/28/29	61,748	62,843
	United States Treasury Note/Bond	3.750%	12/31/30	16,917	16,834
	United States Treasury Note/Bond	4.000%	1/31/31	18,438	18,569
	United States Treasury Note/Bond	4.125%	3/31/31	23,500	23,799
	United States Treasury Note/Bond	4.625%	4/30/31	35,000	36,345
	United States Treasury Note/Bond	1.625%	5/15/31	11,000	9,701
	United States Treasury Note/Bond	4.250%	6/30/31	35,000	35,645
	United States Treasury Note/Bond	4.125%	7/31/31	17,879	18,086
[2]	United States Treasury Note/Bond	3.625%	9/30/31	48,000	47,201
[2]	United States Treasury Note/Bond	1.375%	11/15/31	49,683	42,508
	United States Treasury Note/Bond	4.500%	12/31/31	93,249	96,163
	United States Treasury Note/Bond	4.375%	1/31/32	48,005	49,149
[2]	United States Treasury Note/Bond	1.875%	2/15/32	57,642	50,637
	United States Treasury Note/Bond	4.125%	2/29/32	83,600	84,377
	United States Treasury Note/Bond	4.125%	3/31/32	44,000	44,395
	United States Treasury Note/Bond	2.875%	5/15/32	50,240	46,880
	United States Treasury Note/Bond	3.375%	5/15/33	22,000	20,974
	United States Treasury Note/Bond	1.125%	8/15/40	42,000	25,804
	United States Treasury Note/Bond	1.875%	2/15/41	45,200	31,063
[3]	United States Treasury Note/Bond	4.750%	2/15/41	34,225	34,646
	United States Treasury Note/Bond	2.250%	5/15/41	20,000	14,519
[3]	United States Treasury Note/Bond	3.125%	11/15/41	27,535	22,562
	United States Treasury Note/Bond	2.375%	2/15/42	38,870	28,255
[2]	United States Treasury Note/Bond	3.000%	5/15/42	31,950	25,496
[3]	United States Treasury Note/Bond	3.250%	5/15/42	40,263	33,293
	United States Treasury Note/Bond	3.375%	8/15/42	29,466	24,725
	United States Treasury Note/Bond	2.875%	5/15/43	27,914	21,497
	United States Treasury Note/Bond	3.875%	5/15/43	18,104	16,169
[3]	United States Treasury Note/Bond	3.625%	8/15/43	11,401	9,801
	United States Treasury Note/Bond	4.375%	8/15/43	23,600	22,498
	United States Treasury Note/Bond	3.750%	11/15/43	26,360	23,023
	United States Treasury Note/Bond	4.750%	11/15/43	53,228	53,162
	United States Treasury Note/Bond	3.625%	2/15/44	26,325	22,523
	United States Treasury Note/Bond	4.500%	2/15/44	35,700	34,497
	United States Treasury Note/Bond	3.375%	5/15/44	10,897	8,957
	United States Treasury Note/Bond	4.625%	5/15/44	12,000	11,767
	United States Treasury Note/Bond	3.125%	8/15/44	14,560	11,472
	United States Treasury Note/Bond	4.125%	8/15/44	20,535	18,814
	United States Treasury Note/Bond	3.000%	11/15/44	11,419	8,789
	United States Treasury Note/Bond	4.625%	11/15/44	39,752	38,918
	United States Treasury Note/Bond	4.750%	2/15/45	61,100	60,787
	United States Treasury Note/Bond	3.000%	11/15/45	6,000	4,569
	United States Treasury Note/Bond	2.500%	2/15/46	13,000	9,007
[3]	United States Treasury Note/Bond	2.750%	8/15/47	58,000	41,345
	United States Treasury Note/Bond	2.750%	11/15/47	58,000	41,234
	United States Treasury Note/Bond	3.000%	2/15/48	18,050	13,408
	United States Treasury Note/Bond	3.125%	5/15/48	20,000	15,169
	United States Treasury Note/Bond	3.000%	8/15/48	21,600	15,971
	United States Treasury Note/Bond	3.375%	11/15/48	23,000	18,191
[3]	United States Treasury Note/Bond	3.000%	2/15/49	23,312	17,179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United States Treasury Note/Bond	2.875%	5/15/49	23,210	16,656
	United States Treasury Note/Bond	2.250%	8/15/49	39,200	24,584
[1]	United States Treasury Note/Bond	2.375%	11/15/49	45,615	29,336
	United States Treasury Note/Bond	2.000%	2/15/50	70,509	41,405
[3,4]	United States Treasury Note/Bond	1.250%	5/15/50	76,877	36,928
	United States Treasury Note/Bond	1.375%	8/15/50	37,200	18,337
	United States Treasury Note/Bond	1.625%	11/15/50	32,500	17,118
	United States Treasury Note/Bond	1.875%	2/15/51	51,000	28,648
[3]	United States Treasury Note/Bond	2.375%	5/15/51	76,750	48,667
	United States Treasury Note/Bond	2.250%	2/15/52	26,000	15,885
[3]	United States Treasury Note/Bond	3.000%	8/15/52	28,200	20,358
	United States Treasury Note/Bond	4.000%	11/15/52	28,674	25,080
					2,336,962
Agency Bonds and Notes (0.6%)
	Tennessee Valley Authority	4.875%	5/15/35	91,200	93,386
Conventional Mortgage-Backed Securities (20.4%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	446	386
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,020	926
[5,6]	Freddie Mac Gold Pool	3.000%	12/1/46–8/1/47	11,899	10,586
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	1,241	1,123
[5,6]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	3,201	3,036
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	1,374	1,351
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–6/1/40	430	434
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	69	71
[5]	Ginnie Mae I Pool	3.000%	4/15/45	109	99
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	39	38
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	32	32
[5]	Ginnie Mae I Pool	6.000%	7/15/37	22	23
[5]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	89,025	72,449
[5,7]	Ginnie Mae II Pool	2.500%	6/20/50–7/15/55	88,473	75,182
[5,7]	Ginnie Mae II Pool	3.000%	5/20/43–7/15/55	90,094	79,897
[5,7]	Ginnie Mae II Pool	3.500%	9/20/47–7/15/55	70,209	64,271
[5,7]	Ginnie Mae II Pool	4.000%	11/20/42–7/15/55	60,644	56,876
[5]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	63,271	61,200
[5,7]	Ginnie Mae II Pool	5.000%	8/20/48–7/15/55	87,838	86,595
[5,7]	Ginnie Mae II Pool	5.500%	12/20/52–7/15/55	111,997	113,069
[5,7]	Ginnie Mae II Pool	6.000%	3/20/53–7/15/55	61,421	62,814
[5]	Ginnie Mae II Pool	6.500%	9/20/53–1/20/55	23,240	24,159
[5]	Ginnie Mae II Pool	7.000%	3/20/55–4/20/55	4,726	4,891
[5,6,7]	UMBS Pool	1.500%	3/1/36–7/25/55	112,317	90,865
[5,6,7]	UMBS Pool	2.000%	10/1/35–7/25/55	494,048	405,333
[5,6,7]	UMBS Pool	2.500%	10/1/35–7/25/55	353,286	301,094
[5,6,7]	UMBS Pool	3.000%	2/1/37–7/25/55	302,234	269,758
[5,6,7]	UMBS Pool	3.500%	7/1/32–7/25/55	152,953	140,378
[5,6]	UMBS Pool	4.000%	10/1/37–5/1/53	132,814	125,331
[5,6,7]	UMBS Pool	4.500%	4/1/39–7/25/55	110,708	107,610
[5,6,7]	UMBS Pool	5.000%	8/1/39–7/25/55	446,063	446,267
[5,6,7]	UMBS Pool	5.500%	12/1/38–7/25/55	201,588	203,196
[5,6,7]	UMBS Pool	6.000%	11/1/52–7/25/55	13,764	15,479
[5,6,7]	UMBS Pool	6.500%	9/1/36–7/25/55	97,283	101,163
[5,6]	UMBS Pool	7.000%	3/1/55–4/1/55	21,647	22,765
					2,948,747
Nonconventional Mortgage-Backed Securities (4.4%)
[5,6]	Fannie Mae REMICS	3.000%	2/25/43–3/25/47	90,377	81,113
[5,6]	Fannie Mae REMICS	3.500%	2/25/43–5/25/47	14,247	12,924
[5,6]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	44,242	42,287
[5,6]	Fannie Mae REMICS	4.500%	8/25/49	3,224	3,172
[5,6]	Freddie Mac REMICS	1.500%	6/25/49	25,841	20,657
[5,6]	Freddie Mac REMICS	2.250%	8/25/49	33,260	28,875
[5,6]	Freddie Mac REMICS	2.500%	11/25/40–4/25/50	67,526	57,649
[5,6]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	260,036	233,835
[5,6]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	81,075	74,255
[5,6]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	46,035	43,008
[5]	Ginnie Mae REMICS	3.000%	11/20/46–2/20/48	36,731	33,946
					631,721
Total U.S. Government and Agency Obligations (Cost $6,027,679)					6,010,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (11.0%)
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,230	1,252
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	1,120	1,148
[5,8]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	900	924
[5,8]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	590	609
[5,8]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	1,440	1,502
[5]	Ally Auto Receivables Trust Series 2024-1	5.160%	10/15/29	870	884
[5]	Ally Auto Receivables Trust Series 2024-1	5.410%	11/15/29	620	631
[5,8]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	610	620
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.827%	5/17/32	228	231
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.022%	5/17/32	228	231
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-A	6.315%	5/17/32	154	155
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	1,057	1,064
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	751	756
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.215%	9/15/32	528	530
[5,8]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.410%	9/15/32	394	394
[5,8]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	960	969
[5]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	4,160	4,274
[5]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	4,220	4,286
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	3,590	3,526
[5,8]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	2,350	2,280
[5,8]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	3,620	3,455
[5,8]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	1,080	1,098
[5,8]	ARI Fleet Lease Trust Series 2025-A	4.460%	1/17/34	1,570	1,568
[5,8]	ARI Fleet Lease Trust Series 2025-B	4.600%	3/15/34	1,020	1,030
[5,8]	AutoNation Finance Trust Series 2025-1A	4.760%	6/10/30	1,080	1,092
[5,8]	AutoNation Finance Trust Series 2025-1A	5.030%	8/12/30	1,230	1,245
[5,8]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	820	832
[5,8]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	1,060	1,075
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	1,390	1,394
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	900	919
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	250	252
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	890	908
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	1,050	1,079
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	4,120	4,306
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	1,940	1,991
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	600	613
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.580%	12/20/30	500	512
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	1,620	1,638
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	360	364
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	240	243
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	2,270	2,309
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	540	550
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	250	256
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	19
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	550	531
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	650	648
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	1,280	1,252
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	3,570	3,322
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	5,930	5,541
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	1,630	1,413
[5]	BANK Series 2022-BNK40	3.504%	3/15/64	7,800	7,166
[5]	BANK Series 2022-BNK40	3.504%	3/15/64	500	480
[5]	BANK Series 2022-BNK40	3.504%	3/15/64	360	321
[5]	BANK Series 2022-BNK41	3.916%	4/15/65	2,070	1,943
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	13,344	12,904
[5]	BANK Series 2024-BNK47	5.716%	6/15/57	4,030	4,238
[5]	BANK Series 2024-BNK48	5.053%	10/15/57	2,420	2,432
[5]	BANK Series 2024-BNK48	5.355%	10/15/57	2,740	2,748
[5]	BANK Series 2025-BNK49	5.623%	3/15/58	6,430	6,719
[5]	BANK Series 2025-BNK49	6.025%	3/15/58	3,560	3,740
[5]	BANK Series 2025-BNK50	5.875%	5/15/68	1,250	1,314
[5,8]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	2,250	2,282
[5,8]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	1,520	1,552
[5,8]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	1,050	1,070
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	4,730	4,563
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	1,330	1,250
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.670%	8/15/28	680	684
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	5.830%	12/15/28	760	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	920	932
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	6,000	5,890
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	183
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	690	599
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	2,100	1,851
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	1,280	1,113
[5]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	500	481
[5]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	4,190	4,129
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	800	890
[5]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,440	4,640
[5]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	2,380	2,427
[5]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	4,680	4,834
[5]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	1,020	1,056
[5]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	2,000	2,115
[5]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	2,010	2,066
[5]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	3,350	3,470
[5]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	5,730	5,899
[5]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	6,730	7,073
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	4,920	4,401
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	6,500	6,357
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	184
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,412	4,294
[5]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	1,700	1,766
[5]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	5,000	5,217
[5]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	3,180	3,254
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	11,500	12,310
[5]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	3,600	3,821
[5]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	2,390	2,480
[5]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	6,200	6,457
[5]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	690	719
[5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	8,770	9,203
[5]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	4,370	4,500
[5]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	2,020	2,070
[5]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	6,180	6,464
[5]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	2,360	2,459
[5,8]	BSTN Commercial Mortgage Trust Series 2025-1C	5.548%	6/15/44	2,170	2,219
[5,8]	BX Trust Series 2019-OC11	3.202%	12/9/41	1,240	1,156
[5]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	3,000	3,076
[5]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	890	899
[5,8,9]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.654%	10/16/28	870	870
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	3,550	3,608
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,900	2,997
[5]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	760	772
[5]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	470	479
[5]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	330	337
[5]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	1,530	1,550
[5]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	490	496
[5]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	540	545
[5]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	430	437
[5]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/30	5,520	5,594
[5]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	810	825
[5]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	590	600
[5]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	500	511
[5]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	500	513
[5]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	3,080	3,114
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	179
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	320	314
[5]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	1,510	1,465
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	30	29
[5]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	7,612	7,481
[5]	CD Mortgage Trust Series 2018-CD7	5.001%	8/15/51	100	92
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	60
[5,8]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	860	863
[5,8]	Chase Auto Credit Linked Notes Series 2025-1	5.047%	2/25/33	320	321
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	1,120	1,143
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	320	327
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	300	305
[5,8]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	440	449
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	790	809
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.410%	2/28/30	530	541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Chase Auto Owner Trust Series 2024-3A	5.870%	9/25/31	960	980
[5,8]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	3,320	3,379
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	1,370	1,399
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	1,490	1,523
[5,8]	Chase Auto Owner Trust Series 2024-4A	5.790%	11/25/31	490	499
[5,8]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	790	786
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	20
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	56
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.394%	9/15/50	40	35
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	2,250	2,213
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	44
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	8,400	7,861
[5,8]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	22,852	23,287
[5,8]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	47,166	47,734
[5,8]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	4,890	4,973
[5,8]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	1,470	1,484
[5,8]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	3,120	3,171
[5,8]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	4,221	4,254
[5]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,410	1,433
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	74	71
[5,8,9]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.256%	9/25/43	1,080	1,089
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.355%	1/25/44	2,918	2,916
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.405%	2/25/44	398	398
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.305%	5/25/44	991	990
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.305%	7/25/44	2,751	2,746
[5,8,9]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.455%	9/25/44	3,257	3,268
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.256%	1/25/45	1,987	1,984
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	2,469	2,471
[5,8,9]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	1,342	1,342
[5]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	600	558
[5,8]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	1,103	1,082
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	5,120	4,498
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.820%	8/22/30	450	453
[5,8]	Dell Equipment Finance Trust Series 2024-2	4.990%	8/22/30	300	302
[5,8]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	180	181
[5,8]	Dell Equipment Finance Trust Series 2025-1	5.640%	8/22/31	290	293
[5,8]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	1,770	1,823
[5,8]	DLLAA LLC Series 2025-1A	4.950%	9/20/29	2,150	2,187
[5,8]	DLLAA LLC Series 2025-1A	5.080%	4/20/33	1,050	1,075
[5,8]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	910	928
[5,8]	DLLST LLC Series 2024-1A	4.930%	4/22/30	560	565
[5,8]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	3,686	3,512
[5]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	2,060	2,068
[5]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	2,400	2,433
[5]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	3,400	3,399
[5]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	3,630	3,635
[5]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	5,290	5,296
[5]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	8,360	8,454
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	15	15
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	1,150	1,165
[5,8]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	820	837
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	2,280	2,292
[5,8]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	2,330	2,357
[5,8]	Enterprise Fleet Financing LLC Series 2025-1	4.820%	2/20/29	1,290	1,309
[5,8]	Enterprise Fleet Financing LLC Series 2025-1	4.970%	9/22/31	1,810	1,850
[5,8]	Enterprise Fleet Financing LLC Series 2025-2	4.410%	6/20/29	2,800	2,814
[5,8]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	2,980	2,999
[5,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	950	957
[5,8]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	850	858
[5,8]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	1,150	1,165
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	2,980	3,042
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	1,580	1,607
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	4,170	4,214
[5]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	2,040	2,051
[5]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	1,820	1,834
[5]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	790	795
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	410	407
[5,8]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	2,590	2,589
[5,8]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	5,876	5,961
[5,8]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	2,480	2,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	1,530	1,550
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,560	2,622
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	2,010	2,073
[5]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	2,230	2,315
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	130	132
[5,8]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	2,250	2,293
[5]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	1,500	1,528
[5]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	2,960	3,014
[5]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	3,810	3,807
[5]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	770	780
[5,8]	Ford Credit Auto Owner Trust Series 2025-1	5.010%	8/15/37	3,560	3,623
[5]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	3,380	3,416
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	2,830	2,872
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	4,760	4,915
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	1,950	2,006
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	8,970	8,984
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	2,340	2,336
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	6,290	6,298
[5,8]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.610%	9/15/31	950	943
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	13,870	14,023
[5]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	1,340	1,349
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.155%	11/25/43	843	853
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	4,115	4,135
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.555%	5/25/44	3,903	3,919
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.355%	10/25/44	411	411
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.555%	3/25/44	2,245	2,251
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.555%	8/25/44	4,867	4,885
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.255%	1/25/45	806	805
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	2,656	2,657
[5,6,8,9]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	1,755	1,752
[5,8]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	6,478	5,983
[5,8]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	4,358	4,139
[5,8]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	16,937	17,102
[5,8]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	8,727	8,764
[5,8]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	26,422	26,622
[5,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	53,256	53,726
[5,8]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	32,512	32,934
[5]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,630	1,643
[5]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	950	961
[5]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	2,600	2,588
[5]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	1,980	1,992
[5]	GM Financial Automobile Leasing Trust Series 2025-2	4.800%	4/20/29	960	967
[5]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	1,170	1,179
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	1,060	1,072
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	380	386
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	550	560
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	1,400	1,432
[5]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	480	484
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	300	305
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.620%	5/16/31	340	342
[5]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	1,220	1,226
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	68
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	116
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	4,220	4,415
[5,8]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	1,660	1,750
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	2,950	3,015
[5,8]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	870	890
[5,8]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	540	545
[5,8]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	3,500	3,518
[5,8]	GM Financial Revolving Receivables Trust Series 2025-A	5.070%	11/12/37	1,220	1,241
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	1,240	1,254
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	4,270	4,374
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	520	532
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	910	914
[5,8]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	1,220	1,232
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-1A	4.880%	3/15/29	750	752
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	1,300	1,312
[5,8]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	1,000	1,005
[5,8]	GreatAmerica Leasing Receivables Funding LLC Series 2025-1	4.490%	4/16/29	1,440	1,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.542%	9/10/47	150	120
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	146
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	2,470	2,291
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,580	2,326
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,650	1,691
[5]	Harley-Davidson Motorcycle Trust Series 2025-A	4.790%	2/15/33	1,360	1,385
[5,8]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,120	2,996
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.120%	1/25/29	2,020	2,050
[5,8]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	1,280	1,293
[5,8]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/45	6,120	6,279
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.330%	5/20/31	1,090	1,094
[5,8]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	1,360	1,370
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.350%	10/20/31	600	606
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	1,970	1,999
[5,8]	HPEFS Equipment Trust Series 2024-2A	5.820%	4/20/32	980	997
[5,8]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	1,720	1,773
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-1	6.153%	5/20/32	1,139	1,158
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	2,022	2,041
[5,8]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	4,555	4,573
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	1,630	1,651
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.560%	8/15/28	600	608
[5,8]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	1,040	1,047
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	4.900%	1/16/29	1,300	1,315
[5,8]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	1,030	1,042
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	1,480	1,507
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,700	1,746
[5]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	5,830	6,053
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.140%	1/15/31	1,320	1,347
[5]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	1,080	1,102
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	1,190	1,211
[5]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	2,280	2,327
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	470	474
[5]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	1,300	1,306
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	880	884
[5]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	2,500	2,507
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.720%	7/15/30	920	928
[5]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	1,230	1,242
[5,8]	IRV Trust Series 2025-200P	5.471%	3/14/47	3,320	3,357
[5,8]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	5,187	5,268
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,500	1,518
[5,8]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	14,772	12,565
[5,8]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	13,575	11,563
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	58
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	50
[5,8]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	1,430	1,452
[5,8]	Kubota Credit Owner Trust Series 2025-1A	4.870%	7/15/30	2,040	2,081
[5,8]	Kubota Credit Owner Trust Series 2025-2A	4.570%	11/15/30	910	917
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	1,030	1,049
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	560	573
[5,8]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	330	337
[5,8]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	280	289
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	980	986
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	1,060	1,065
[5,8]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	860	864
[5,8]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	590	591
[5,8]	LAD Auto Receivables Trust Series 2025-1A	4.790%	4/15/30	1,770	1,793
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.050%	5/15/30	1,775	1,807
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	1,100	1,115
[5,8]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	2,310	2,341
[5,8]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	1,410	1,442
[5,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.730%	6/17/30	2,790	2,822
[5,8]	M&T Bank Auto Receivables Trust Series 2025-1A	4.890%	7/15/32	1,620	1,647
[5,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.780%	9/17/29	2,350	2,381
[5,8]	M&T Equipment 2025-LEAF1 Notes Series 2025-1A	4.910%	3/16/32	890	903
[5,8]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	1,510	1,532
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.112%	7/15/46	200	178
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	2,180	2,160
[5]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	1,720	1,681
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	1,610	1,503
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	76,786	70,336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	6,202	6,336
[5,8]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	6,849	6,811
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	819	777
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	8,690	9,306
[5,8]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	2,750	2,764
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	34	33
[5,8,9]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.004%	3/15/72	316	319
[5,8]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	860	867
[5,8]	NextGear Floorplan Master Owner Trust Series 2025-1A	4.550%	2/15/30	7,220	7,267
[5]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/29	1,810	1,834
[5]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	850	859
[5]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	1,870	1,892
[5]	Nissan Auto Receivables Owner Trust Series 2025-A	4.790%	10/15/31	590	596
[5,8]	OBX Trust Series 2022-INV5	4.000%	10/25/52	3,027	2,758
[5,8]	OBX Trust Series 2023-INV1	3.000%	1/25/52	1,873	1,589
[5,8]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	12,440	12,507
[5,8]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	1,370	1,378
[5,8]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	5,930	5,988
[5,8]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	4,810	4,892
[5,8]	PFS Financing Corp. Series 2025-B	4.850%	2/15/30	7,410	7,501
[5,8]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	4,270	4,287
[5,8]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	3,050	3,064
[5,8]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	11,507	11,597
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	51,131	51,518
[5,8]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	21,487	21,770
[5,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	16,582	16,728
[5,8]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	8,188	8,296
[5,8]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	3,185	3,194
[5,8]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	23,513	23,809
[5,8]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	25,464	25,338
[5,8]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/56	31,500	31,895
[5,8]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	1,750	1,783
[5,8]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	1,540	1,551
[5,8]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	134	131
[5,8]	Progress Residential Trust Series 2022-SFR3	3.600%	4/17/39	100	98
[5,8]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	114	114
[5,8]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[5,8]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	1,565	1,499
[5,8]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	1,380	1,318
[5,8]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	1,998	1,884
[5,8]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	3,686	3,475
[5,8]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	4,490	4,222
[5,8]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	4,960	4,700
[5,8]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	780	737
[5,8]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	2,260	2,128
[5,7,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	3,890	3,657
[5,7,8]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	1,570	1,444
[5,8]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	16,839	17,202
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	5.933%	12/15/33	257	260
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2023-B	6.663%	12/15/33	679	688
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.605%	6/15/32	171	174
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	720	726
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.818%	6/15/32	441	444
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-A	6.110%	6/15/32	534	538
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	310	311
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.141%	1/18/33	490	491
[5,8]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	630	630
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	840	845
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	1,490	1,516
[5]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	1,180	1,221
[5]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	1,250	1,264
[5]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	1,490	1,523
[5]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	1,620	1,672
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	4,120	4,182
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	4,420	4,511
[5]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	4,670	4,799
[5]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	3,990	4,017
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	2,890	2,897
[5]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	9,660	9,698
[5]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	9,380	9,462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	1,720	1,747
[5]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	7,710	7,841
[5,8]	SBNA Auto Lease Trust Series 2025-A	4.870%	7/20/29	1,170	1,183
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	2,050	2,073
[5,8]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	960	977
[5,8]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	930	949
[5,8]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	650	651
[5,8]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	530	544
[5,8]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	690	699
[5,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	539	543
[5,8]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	217	219
[5,8]	Securitized Term Auto Receivables Trust Series 2025-B	4.925%	12/29/32	2,820	2,827
[5,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	380	381
[5,8]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	350	351
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	6,218	6,263
[5,8]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	1,919	1,941
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	1,070	1,085
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	1,910	1,948
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	890	909
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	750	769
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	880	903
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	990	1,013
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	2,570	2,596
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	1,330	1,340
[5,8]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	2,110	2,125
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	4.830%	12/20/30	1,420	1,445
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	350	358
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	2,050	2,077
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	600	604
[5,8]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	2,390	2,399
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	18	18
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	67	66
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	95	94
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	6	5
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	5	5
[5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	4.740%	4/20/29	1,210	1,215
[5,8]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	1,640	1,645
[5,8]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	8,119	8,256
[5,8]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	4,497	4,607
[5]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	11,960	12,071
[5]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/31	10,850	11,018
[5,8]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	1,300	1,307
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	720	733
[5,8]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	720	734
[5,8]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	4,373	4,436
[5,8]	T-Mobile US Trust Series 2025-1A	4.740%	11/20/29	5,260	5,327
[5,8]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	3,330	3,431
[5,8]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	15,610	15,818
[5]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	3,240	3,285
[5,8]	Toyota Lease Owner Trust Series 2025-A	4.810%	6/20/29	2,290	2,316
[5,8]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	3,790	3,852
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	2,862	2,821
[5,8]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	1,160	1,141
[5,8]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	2,804	2,848
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	690	676
[5,8]	US Bank NA Series 2023-1	6.789%	8/25/32	236	238
[5,8]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	5,941	5,932
[5,8]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	850	862
[5,8]	USB Auto Owner Trust Series 2025-1A	4.620%	12/16/30	900	911
[5,8]	Verizon Master Trust Series 2023-3	4.880%	4/21/31	490	493
[5,8]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	1,100	1,108
[5,8]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	1,170	1,175
[5,8]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	1,350	1,398
[5,8]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	4,680	4,779
[5,8]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	5,790	5,941
[5,8]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	3,820	3,892
[5,8]	Verizon Master Trust Series 2024-5	5.490%	6/21/32	1,090	1,110
[5,8]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	1,330	1,320
[5,8]	Verizon Master Trust Series 2024-7	4.840%	8/20/32	470	465
[5]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	860	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	830	837
[5]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	160	161
[5,8]	Verizon Master Trust Series 2025-2	4.940%	1/20/33	6,950	7,124
[5,8]	Verizon Master Trust Series 2025-2	5.160%	1/20/33	570	580
[5,8]	Verizon Master Trust Series 2025-2	5.340%	1/20/33	1,050	1,069
[5]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	700	703
[5,8]	Verizon Master Trust Series 2025-4	4.760%	3/21/33	8,410	8,541
[5,8]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	2,690	2,717
[5,8]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	1,150	1,160
[5]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	400	402
[5,8]	Verizon Master Trust Series 2025-6	5.060%	6/21/33	300	300
[5]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	1,190	1,201
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	46
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	2,130	2,108
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	30
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	5,940	5,911
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	730	725
[5]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	4,260	4,350
[5,8]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	920	887
[5]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	3,570	3,612
[5]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	1,510	1,532
[5]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	780	792
[5]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,510	2,565
[5]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	1,010	1,031
[5]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	1,410	1,428
[5]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	2,200	2,233
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,567,180)					1,586,084
Corporate Bonds (30.4%)
Communications (2.1%)
	Alphabet Inc.	4.500%	5/15/35	4,340	4,282
	Alphabet Inc.	5.250%	5/15/55	9,690	9,540
	Alphabet Inc.	5.300%	5/15/65	10,050	9,842
[8]	AMC Networks Inc.	10.250%	1/15/29	90	93
	AMC Networks Inc.	4.250%	2/15/29	205	164
[7,8]	AMC Networks Inc.	10.500%	7/15/32	235	238
[5,10]	AT&T Inc.	2.900%	12/4/26	1,008	1,353
	AT&T Inc.	4.700%	8/15/30	13,860	13,986
	AT&T Inc.	4.900%	8/15/37	500	479
	AT&T Inc.	4.300%	12/15/42	6,240	5,257
	AT&T Inc.	3.550%	9/15/55	4,238	2,859
	AT&T Inc.	6.050%	8/15/56	36,895	37,693
	AT&T Inc.	3.800%	12/1/57	6,800	4,758
	AT&T Inc.	3.650%	9/15/59	2,867	1,923
[11]	Booking Holdings Inc.	4.500%	5/9/46	1,011	1,198
[8]	Cable One Inc.	4.000%	11/15/30	70	55
[8]	CCO Holdings LLC	4.750%	3/1/30	1,330	1,289
[8]	CCO Holdings LLC	4.500%	8/15/30	5	5
[8]	CCO Holdings LLC	4.250%	2/1/31	45	42
	CCO Holdings LLC	4.500%	5/1/32	20	19
	Charter Communications Operating LLC	4.200%	3/15/28	11,550	11,448
	Charter Communications Operating LLC	2.250%	1/15/29	200	184
	Charter Communications Operating LLC	6.100%	6/1/29	24,191	25,329
	Charter Communications Operating LLC	2.300%	2/1/32	7,360	6,204
	Charter Communications Operating LLC	6.650%	2/1/34	9,000	9,631
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	2,554
	Charter Communications Operating LLC	6.484%	10/23/45	14,729	14,593
	Comcast Corp.	6.550%	7/1/39	4,080	4,501
	Comcast Corp.	3.450%	2/1/50	1,500	1,031
	Comcast Corp.	2.937%	11/1/56	13,740	8,066
	Comcast Corp.	2.650%	8/15/62	300	156
	Comcast Corp.	2.987%	11/1/63	5,000	2,811
[8]	CSC Holdings LLC	11.750%	1/31/29	90	85
[8]	CSC Holdings LLC	3.375%	2/15/31	100	69
[8]	Directv Financing LLC	5.875%	8/15/27	159	158
[8]	DISH Network Corp.	11.750%	11/15/27	155	160
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	125	125
[8]	Frontier Communications Holdings LLC	8.625%	3/15/31	30	32
	Grupo Televisa SAB	4.625%	1/30/26	4,500	4,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Intelsat Jackson Holdings SA	6.500%	3/15/30	100	102
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	1,515
[8]	Level 3 Financing Inc.	3.875%	11/15/29	80	65
[8]	Midcontinent Communications	8.000%	8/15/32	235	249
	Netflix Inc.	6.375%	5/15/29	1,960	2,110
[8]	News Corp.	3.875%	5/15/29	330	316
[8]	Outfront Media Capital LLC	7.375%	2/15/31	90	95
	Paramount Global	2.900%	1/15/27	1,525	1,484
	Paramount Global	4.950%	1/15/31	974	947
	Paramount Global	6.875%	4/30/36	830	850
	Paramount Global	5.850%	9/1/43	8,770	7,619
	Paramount Global	4.900%	8/15/44	11,705	9,033
	Paramount Global	4.600%	1/15/45	4,660	3,452
	Rogers Communications Inc.	7.000%	4/15/55	90	92
	Rogers Communications Inc.	7.125%	4/15/55	175	177
[8]	Scripps Escrow Inc.	5.875%	7/15/27	315	280
[8]	Scripps Escrow II Inc.	3.875%	1/15/29	180	157
[8]	Scripps Escrow II Inc.	5.375%	1/15/31	80	55
[8]	Sirius XM Radio LLC	5.000%	8/1/27	70	69
	Sprint Capital Corp.	6.875%	11/15/28	16,790	18,023
	Sprint LLC	7.625%	3/1/26	27,766	28,006
[8]	Sunrise FinCo I BV	4.875%	7/15/31	225	212
	Time Warner Cable LLC	7.300%	7/1/38	4,890	5,329
	T-Mobile USA Inc.	3.600%	11/15/60	9	6
	Uber Technologies Inc.	5.350%	9/15/54	17,880	16,709
[8]	Univision Communications Inc.	8.000%	8/15/28	5	5
[8]	Univision Communications Inc.	4.500%	5/1/29	15	14
[8]	Univision Communications Inc.	7.375%	6/30/30	255	251
[8]	Univision Communications Inc.	8.500%	7/31/31	205	205
[10]	Verizon Communications Inc.	2.500%	4/8/31	1,300	1,581
	Verizon Communications Inc.	5.500%	2/23/54	7,380	7,124
	Verizon Communications Inc.	2.987%	10/30/56	9,310	5,605
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,059
	Verizon Communications Inc.	3.700%	3/22/61	2,065	1,424
	Vodafone Group plc	6.150%	2/27/37	1,011	1,082
	Vodafone Group plc	5.750%	6/28/54	113	108
[8]	VZ Secured Financing BV	5.000%	1/15/32	370	329
[5]	Warnermedia Holdings Inc.	3.755%	3/15/27	34	33
[5]	Warnermedia Holdings Inc.	4.279%	3/15/32	3	3
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	184	114
					302,552
Consumer Discretionary (0.8%)
[8]	1011778 BC ULC	6.125%	6/15/29	515	529
[8]	1011778 BC ULC	5.625%	9/15/29	115	117
[8]	Allied Universal Holdco LLC	6.875%	6/15/30	90	91
	American Axle & Manufacturing Inc.	5.000%	10/1/29	95	87
[10]	American Honda Finance Corp.	0.750%	11/25/26	3,100	4,039
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	950
[8]	Belron UK Finance plc	5.750%	10/15/29	90	91
	BorgWarner Inc.	4.950%	8/15/29	2,550	2,585
[8]	Builders FirstSource Inc.	6.375%	3/1/34	215	219
[8]	Builders FirstSource Inc.	6.750%	5/15/35	115	118
[8]	Caesars Entertainment Inc.	6.500%	2/15/32	65	67
[8]	Carnival Corp.	5.750%	3/1/27	385	388
[8]	Carnival Corp.	4.000%	8/1/28	610	597
[8]	Carnival Corp.	6.000%	5/1/29	25	25
[8]	Carnival Corp.	5.750%	3/15/30	230	234
[8]	Carnival Corp.	5.875%	6/15/31	215	219
[8]	Champ Acquisition Corp.	8.375%	12/1/31	30	32
[8]	Churchill Downs Inc.	5.500%	4/1/27	410	409
[8]	Churchill Downs Inc.	4.750%	1/15/28	213	210
[8]	Churchill Downs Inc.	5.750%	4/1/30	65	65
[8]	Clarios Global LP	8.500%	5/15/27	180	181
[8]	Clarios Global LP	6.750%	2/15/30	130	135
	Dana Inc.	4.250%	9/1/30	215	212
	Dana Inc.	4.500%	2/15/32	95	93
[5,11]	Flutter Treasury DAC	5.000%	4/29/29	1,300	1,585
[8,11]	Flutter Treasury DAC	4.000%	6/4/31	4,125	4,857
[8]	Flutter Treasury DAC	5.875%	6/4/31	130	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Co.	9.625%	4/22/30	20	23
	Ford Motor Credit Co. LLC	2.700%	8/10/26	70	68
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,085	1,078
	Ford Motor Credit Co. LLC	4.125%	8/17/27	100	98
	Ford Motor Credit Co. LLC	3.815%	11/2/27	2,000	1,931
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,315	7,597
	Ford Motor Credit Co. LLC	6.800%	5/12/28	555	574
[5,10]	Ford Motor Credit Co. LLC	5.625%	10/9/28	1,000	1,370
	Ford Motor Credit Co. LLC	6.798%	11/7/28	3,180	3,295
	Ford Motor Credit Co. LLC	2.900%	2/10/29	845	768
	Ford Motor Credit Co. LLC	5.113%	5/3/29	700	685
	Ford Motor Credit Co. LLC	7.200%	6/10/30	205	216
	Ford Motor Credit Co. LLC	6.054%	11/5/31	11,025	10,969
[8]	Garda World Security Corp.	8.250%	8/1/32	210	216
[8]	Garrett Motion Holdings Inc.	7.750%	5/31/32	200	208
	General Motors Co.	5.200%	4/1/45	6,010	5,152
	General Motors Financial Co. Inc.	5.000%	7/15/27	8,720	8,772
	General Motors Financial Co. Inc.	5.350%	7/15/27	4,520	4,586
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,000	930
	General Motors Financial Co. Inc.	5.550%	7/15/29	11,830	12,083
	General Motors Financial Co. Inc.	5.850%	4/6/30	1,925	1,989
	General Motors Financial Co. Inc.	3.600%	6/21/30	1,855	1,735
	General Motors Financial Co. Inc.	6.400%	1/9/33	4,740	4,989
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	305	298
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	195	199
[8]	Hanesbrands Inc.	9.000%	2/15/31	45	48
[11]	Harley-Davidson Financial Services Inc.	4.000%	3/12/30	1,000	1,186
[8]	HBC US Holdings LLC	11.000%	12/15/29	60	23
[8]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	25	26
[8]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	200	204
	Home Depot Inc.	4.950%	9/15/52	1,165	1,058
	Hyatt Hotels Corp.	5.250%	6/30/29	545	554
[8]	JH North America Holdings Inc.	5.875%	1/31/31	30	30
[8]	JH North America Holdings Inc.	6.125%	7/31/32	55	56
[8]	Lithia Motors Inc.	4.625%	12/15/27	180	178
[8]	Lithia Motors Inc.	3.875%	6/1/29	15	14
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	20
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	914
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	15	15
	Lowe's Cos. Inc.	3.100%	5/3/27	880	863
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,702
	Lowe's Cos. Inc.	4.450%	4/1/62	3,165	2,456
[8]	MGM China Holdings Ltd.	7.125%	6/26/31	125	129
	MGM Resorts International	6.500%	4/15/32	75	76
[8]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	70	72
[8]	MIWD Holdco II LLC	5.500%	2/1/30	85	81
[8]	NCL Corp. Ltd.	5.875%	2/15/27	314	315
[8]	NCL Corp. Ltd.	8.125%	1/15/29	30	32
[8]	NCL Corp. Ltd.	7.750%	2/15/29	178	189
[8]	NCL Corp. Ltd.	6.750%	2/1/32	210	215
	Newell Brands Inc.	6.375%	9/15/27	118	120
[8]	Newell Brands Inc.	8.500%	6/1/28	140	147
	Newell Brands Inc.	6.625%	9/15/29	172	170
	Newell Brands Inc.	6.375%	5/15/30	30	29
	Newell Brands Inc.	6.625%	5/15/32	35	33
	Newell Brands Inc.	6.875%	4/1/36	50	48
	Newell Brands Inc.	7.000%	4/1/46	75	64
[8]	Nissan Motor Co. Ltd.	4.810%	9/17/30	170	155
[8]	Ontario Gaming GTA LP	8.000%	8/1/30	110	110
[8]	Penn Entertainment Inc.	5.625%	1/15/27	85	85
[8]	Phinia Inc.	6.625%	10/15/32	70	71
[8]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	50	50
[8]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	90	91
	Service Corp. International	4.000%	5/15/31	20	19
[8]	Six Flags Entertainment Corp.	6.625%	5/1/32	100	103
[8]	Standard Building Solutions Inc.	6.500%	8/15/32	90	92
	Starbucks Corp.	3.500%	11/15/50	600	418
[8]	Studio City Co. Ltd.	7.000%	2/15/27	240	241
[8]	Studio City Finance Ltd.	5.000%	1/15/29	110	101
	Tapestry Inc.	5.100%	3/11/30	3,050	3,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	4.500%	5/14/27	9,545	9,609
[5]	Toyota Motor Credit Corp.	4.600%	10/10/31	3,460	3,465
[7,8]	Vail Resorts Inc.	5.625%	7/15/30	205	206
[8]	Vail Resorts Inc.	6.500%	5/15/32	215	222
[8]	Wayfair LLC	7.250%	10/31/29	85	85
	Whirlpool Corp.	6.125%	6/15/30	40	40
	Whirlpool Corp.	6.500%	6/15/33	160	161
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	125	122
[8]	Wynn Macau Ltd.	5.625%	8/26/28	30	29
[8]	Wynn Macau Ltd.	5.125%	12/15/29	80	76
					117,803
Consumer Staples (1.9%)
[8]	Albertsons Cos. Inc.	6.250%	3/15/33	365	377
	Altria Group Inc.	4.400%	2/14/26	2,570	2,566
	Altria Group Inc.	2.450%	2/4/32	2,945	2,540
	Altria Group Inc.	5.800%	2/14/39	2,000	2,026
	Altria Group Inc.	3.400%	2/4/41	3,000	2,224
	Altria Group Inc.	5.375%	1/31/44	325	307
	Altria Group Inc.	5.950%	2/14/49	135	134
	Altria Group Inc.	4.450%	5/6/50	300	235
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,015
[5,11]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,900	2,078
[5,11]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	1,100	1,266
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	6,230	6,334
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,054
	Avery Dennison Corp.	4.875%	12/6/28	4,082	4,144
[11]	Barry Callebaut Services NV	3.750%	2/19/28	500	594
	BAT Capital Corp.	3.215%	9/6/26	200	197
	BAT Capital Corp.	3.557%	8/15/27	3,471	3,415
	BAT Capital Corp.	5.834%	2/20/31	4,820	5,071
	BAT Capital Corp.	4.742%	3/16/32	9,360	9,290
	BAT Capital Corp.	4.390%	8/15/37	12,490	11,174
	BAT Capital Corp.	7.079%	8/2/43	4,745	5,236
	BAT Capital Corp.	4.540%	8/15/47	1,952	1,577
	BAT Capital Corp.	7.081%	8/2/53	10,620	11,828
[5,11]	BAT International Finance plc	4.125%	4/12/32	3,250	3,923
[5,11]	British American Tobacco plc	3.000%	Perpetual	10,300	12,038
	Conagra Brands Inc.	5.300%	10/1/26	4,860	4,910
[5,11]	Coty Inc.	4.500%	5/15/27	2,273	2,716
[8]	Energizer Holdings Inc.	4.750%	6/15/28	529	515
[7,8]	Imperial Brands Finance plc	4.500%	6/30/28	9,620	9,617
[5,11]	Imperial Brands Finance plc	3.875%	2/12/34	1,575	1,822
[7,8]	Imperial Brands Finance plc	6.375%	7/1/55	4,830	4,896
	JBS USA Holding Lux Sarl	6.750%	3/15/34	4,281	4,675
	JBS USA Holding Lux Sarl	7.250%	11/15/53	7,540	8,500
[8]	JBS USA LUX Sarl	6.375%	2/25/55	11,365	11,623
[8]	KeHE Distributors LLC	9.000%	2/15/29	235	243
	Kenvue Inc.	5.100%	3/22/43	3,385	3,269
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,720	6,507
	Kroger Co.	5.500%	9/15/54	8,300	7,872
[8]	Mars Inc.	5.000%	3/1/32	3,705	3,755
[8]	Mars Inc.	5.200%	3/1/35	20,723	20,967
[8]	Mars Inc.	5.700%	5/1/55	22,350	22,294
[8]	Mars Inc.	5.800%	5/1/65	11,155	11,146
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,818
[8]	Opal Bidco SAS	6.500%	3/31/32	160	163
[8]	Performance Food Group Inc.	4.250%	8/1/29	80	77
[8]	Performance Food Group Inc.	6.125%	9/15/32	160	164
[5,11]	Philip Morris International Inc.	2.750%	6/6/29	3,500	4,083
[11]	Philip Morris International Inc.	3.250%	6/6/32	2,100	2,432
	Philip Morris International Inc.	4.875%	4/30/35	12,375	12,208
	Philip Morris International Inc.	6.375%	5/16/38	7,000	7,766
[11]	Philip Morris International Inc.	1.450%	8/1/39	2,000	1,682
	Philip Morris International Inc.	4.250%	11/10/44	5,280	4,473
[8]	Post Holdings Inc.	6.250%	2/15/32	110	113
[8]	Post Holdings Inc.	6.375%	3/1/33	115	116
[11]	Scandinavian Tobacco Group A/S	4.875%	9/12/29	346	421
	Tyson Foods Inc.	3.550%	6/2/27	10,800	10,653
[8]	US Foods Inc.	6.875%	9/15/28	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	US Foods Inc.	4.750%	2/15/29	89	88
[8]	US Foods Inc.	5.750%	4/15/33	105	105
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	50	53
					267,411
Energy (2.5%)
[8]	Antero Midstream Partners LP	6.625%	2/1/32	125	129
[8]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	315	320
[8]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	140	142
[8]	Blue Racer Midstream LLC	6.625%	7/15/26	545	546
[8]	Blue Racer Midstream LLC	7.000%	7/15/29	135	141
[8]	Blue Racer Midstream LLC	7.250%	7/15/32	70	74
	Boardwalk Pipelines LP	4.800%	5/3/29	1,808	1,828
	BP Capital Markets America Inc.	3.060%	6/17/41	3,333	2,460
	BP Capital Markets America Inc.	2.939%	6/4/51	10,744	6,741
[5,11]	BP Capital Markets BV	0.933%	12/4/40	3,500	2,596
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	650	555
	Cenovus Energy Inc.	4.250%	4/15/27	9,535	9,505
	Cenovus Energy Inc.	5.400%	6/15/47	595	527
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	705	680
	Cheniere Energy Inc.	4.625%	10/15/28	1,295	1,293
	Cheniere Energy Partners LP	3.250%	1/31/32	2,800	2,509
	Cheniere Energy Partners LP	5.950%	6/30/33	869	907
[7,8]	Cheniere Energy Partners LP	5.550%	10/30/35	11,780	11,874
[8]	Chord Energy Corp.	6.750%	3/15/33	70	72
[8]	Civitas Resources Inc.	8.375%	7/1/28	95	97
[8]	Civitas Resources Inc.	8.625%	11/1/30	40	41
[8]	Civitas Resources Inc.	8.750%	7/1/31	125	127
[8]	Civitas Resources Inc.	9.625%	6/15/33	265	272
[8]	CNX Resources Corp.	7.250%	3/1/32	185	192
	ConocoPhillips Co.	4.300%	11/15/44	265	220
	ConocoPhillips Co.	3.800%	3/15/52	1,000	726
	ConocoPhillips Co.	5.300%	5/15/53	1,985	1,833
	ConocoPhillips Co.	5.700%	9/15/63	1,190	1,140
	Coterra Energy Inc.	5.400%	2/15/35	12,460	12,333
	DCP Midstream Operating LP	5.625%	7/15/27	59	60
	Devon Energy Corp.	5.600%	7/15/41	200	185
[8]	Diamond Foreign Asset Co.	8.500%	10/1/30	250	260
	Diamondback Energy Inc.	5.200%	4/18/27	5,390	5,465
	Diamondback Energy Inc.	5.750%	4/18/54	3,340	3,101
	Diamondback Energy Inc.	5.900%	4/18/64	5,640	5,232
[8]	DT Midstream Inc.	4.125%	6/15/29	225	217
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	6,490	6,718
	Enbridge Inc.	1.600%	10/4/26	3,248	3,139
	Enbridge Inc.	3.125%	11/15/29	450	425
	Enbridge Inc.	6.700%	11/15/53	5,995	6,488
	Energy Transfer LP	4.400%	3/15/27	6,067	6,068
	Energy Transfer LP	5.250%	4/15/29	2,630	2,693
	Energy Transfer LP	3.750%	5/15/30	1,420	1,363
	Energy Transfer LP	5.750%	2/15/33	2,470	2,564
	Energy Transfer LP	6.050%	6/1/41	700	699
	Energy Transfer LP	6.500%	2/1/42	1,400	1,454
	Energy Transfer LP	5.300%	4/1/44	1,825	1,632
	Energy Transfer LP	5.150%	3/15/45	1,520	1,340
	Energy Transfer LP	6.250%	4/15/49	400	395
	Energy Transfer LP	5.950%	5/15/54	11,400	10,834
	Enterprise Products Operating LLC	5.950%	2/1/41	380	395
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,165
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	1,859
	Enterprise Products Operating LLC	4.900%	5/15/46	860	773
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	724
	EOG Resources Inc.	5.650%	12/1/54	9,680	9,468
[8]	EQT Corp.	7.500%	6/1/27	170	173
[8]	EQT Corp.	4.500%	1/15/29	5	5
[8]	EQT Corp.	7.500%	6/1/30	152	167
[8]	Excelerate Energy LP	8.000%	5/15/30	180	190
[11]	Exxon Mobil Corp.	1.408%	6/26/39	500	426
[5]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	7,305	7,045
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	12,685	11,245
	Genesis Energy LP	8.250%	1/15/29	90	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Genesis Energy LP	8.000%	5/15/33	105	110
[8]	Helmerich & Payne Inc.	4.650%	12/1/27	665	659
[8]	Helmerich & Payne Inc.	4.850%	12/1/29	390	372
	Helmerich & Payne Inc.	2.900%	9/29/31	5,185	4,336
	Hess Corp.	7.875%	10/1/29	3,382	3,806
	Hess Corp.	7.300%	8/15/31	185	210
[8]	Hess Midstream Operations LP	6.500%	6/1/29	80	82
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	79
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	92
	Kinder Morgan Inc.	5.150%	6/1/30	8,100	8,274
[8]	Kinetik Holdings LP	6.625%	12/15/28	110	113
[8]	Kinetik Holdings LP	5.875%	6/15/30	20	20
	Marathon Petroleum Corp.	5.150%	3/1/30	15,710	16,018
	MPLX LP	1.750%	3/1/26	7	7
	MPLX LP	4.800%	2/15/29	2,080	2,099
	NuStar Logistics LP	6.375%	10/1/30	230	238
	Occidental Petroleum Corp.	5.000%	8/1/27	5,375	5,426
	Occidental Petroleum Corp.	6.375%	9/1/28	1,860	1,935
	Occidental Petroleum Corp.	5.200%	8/1/29	6,700	6,722
	Occidental Petroleum Corp.	7.500%	5/1/31	1,165	1,283
	Occidental Petroleum Corp.	6.050%	10/1/54	630	577
	ONEOK Inc.	5.650%	11/1/28	3,725	3,860
	ONEOK Inc.	3.400%	9/1/29	500	477
	ONEOK Inc.	5.800%	11/1/30	301	315
	ONEOK Partners LP	6.125%	2/1/41	1,355	1,355
[8]	ORLEN SA	6.000%	1/30/35	7,101	7,276
[8]	Permian Resources Operating LLC	5.875%	7/1/29	615	617
[5]	Petronas Capital Ltd.	3.500%	4/21/30	8,440	8,112
[8]	Petronas Capital Ltd.	4.950%	1/3/31	10,180	10,378
[8]	Petronas Capital Ltd.	5.340%	4/3/35	12,772	13,109
	Phillips 66 Co.	5.650%	6/15/54	6,210	5,773
	Pioneer Natural Resources Co.	2.150%	1/15/31	5,410	4,805
	Plains All American Pipeline LP	4.900%	2/15/45	410	350
	Range Resources Corp.	8.250%	1/15/29	135	139
[8]	Rockies Express Pipeline LLC	6.750%	3/15/33	50	52
[5]	SA Global Sukuk Ltd.	1.602%	6/17/26	19,981	19,397
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	5,360	5,333
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	5	5
[8]	Schlumberger Holdings Corp.	5.000%	5/29/27	7,870	7,975
[5]	Shell Finance US Inc.	4.550%	8/12/43	500	441
[5]	Shell Finance US Inc.	4.375%	5/11/45	500	423
[5]	Shell Finance US Inc.	3.750%	9/12/46	550	423
	Shell International Finance BV	3.125%	11/7/49	1,300	870
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	161	167
[8]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	50	52
	Suncor Energy Inc.	3.750%	3/4/51	1,168	820
[8]	Sunoco LP	7.000%	9/15/28	255	263
[8]	Tallgrass Energy Partners LP	7.375%	2/15/29	175	180
[8]	Tallgrass Energy Partners LP	6.000%	12/31/30	125	123
	Targa Resources Corp.	5.200%	7/1/27	2,470	2,503
	Targa Resources Corp.	6.150%	3/1/29	8,675	9,126
	Targa Resources Corp.	6.125%	3/15/33	3,250	3,428
	Targa Resources Corp.	6.500%	3/30/34	8,360	8,989
	Targa Resources Partners LP	6.875%	1/15/29	655	668
	Targa Resources Partners LP	4.875%	2/1/31	1,500	1,487
[5,11]	TotalEnergies Capital International SA	3.852%	3/3/45	1,900	2,113
	TotalEnergies Capital SA	5.275%	9/10/54	7,350	6,885
[5,11]	TotalEnergies SE	1.625%	Perpetual	3,000	3,383
[5,11]	TotalEnergies SE	2.000%	Perpetual	4,740	5,469
	TransCanada PipeLines Ltd.	4.250%	5/15/28	700	698
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	944
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	74
[8]	Transocean Inc.	8.250%	5/15/29	40	37
[8]	Transocean Inc.	8.750%	2/15/30	136	140
[8]	Transocean Inc.	8.500%	5/15/31	195	174
[8]	Transocean Titan Financing Ltd.	8.375%	2/1/28	41	42
[8]	Valaris Ltd.	8.375%	4/30/30	205	210
	Valero Energy Corp.	5.150%	2/15/30	6,060	6,183
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	580	547
[8]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	190	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Venture Global LNG Inc.	9.500%	2/1/29	400	436
[8]	Venture Global LNG Inc.	7.000%	1/15/30	60	61
[8]	Venture Global LNG Inc.	8.375%	6/1/31	145	151
[8]	Venture Global LNG Inc.	9.875%	2/1/32	235	254
[7,8]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	90	90
[7,8]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	105	105
[8]	Viper Energy Inc.	7.375%	11/1/31	105	111
[8]	Vital Energy Inc.	7.750%	7/31/29	70	62
[8]	Vital Energy Inc.	7.875%	4/15/32	30	26
	Western Midstream Operating LP	4.500%	3/1/28	1,198	1,191
	Western Midstream Operating LP	4.750%	8/15/28	2,614	2,615
	Williams Cos. Inc.	6.300%	4/15/40	200	213
	Williams Cos. Inc.	5.100%	9/15/45	535	485
					359,585
Financials (12.1%)
[8]	200 Park Funding Trust	5.740%	2/15/55	9,253	9,122
[5,11]	ABN AMRO Bank NV	5.125%	2/22/33	2,200	2,707
[5,11]	ABN AMRO Bank NV	5.500%	9/21/33	1,500	1,878
	AerCap Ireland Capital DAC	6.100%	1/15/27	20,760	21,222
	AerCap Ireland Capital DAC	4.875%	4/1/28	10,852	10,965
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,700	2,162
[8]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	44	46
[8]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	105	107
[8]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	126	130
	Ally Financial Inc.	5.737%	5/15/29	4,745	4,831
	American Express Co.	5.085%	1/30/31	7,710	7,885
	American Express Co.	5.442%	1/30/36	5,505	5,618
[8]	AmWINS Group Inc.	6.375%	2/15/29	165	168
[8]	AmWINS Group Inc.	4.875%	6/30/29	25	24
	Aon Global Ltd.	4.600%	6/14/44	478	414
	Aon Global Ltd.	4.750%	5/15/45	505	442
	Aon North America Inc.	5.150%	3/1/29	14,080	14,422
	Aon North America Inc.	5.750%	3/1/54	6,940	6,840
	Apollo Global Management Inc.	5.800%	5/21/54	9,832	9,722
	Apollo Global Management Inc.	6.000%	12/15/54	6,953	6,803
[5,11]	Arbejdernes Landsbank A/S	3.625%	3/5/30	4,100	4,850
	Ares Capital Corp.	5.875%	3/1/29	4,370	4,454
	Ares Capital Corp.	5.950%	7/15/29	6,840	7,000
	Ares Strategic Income Fund	5.700%	3/15/28	5,956	6,002
	Ares Strategic Income Fund	6.350%	8/15/29	1	1
[5,11]	Argenta Spaarbank NV	1.375%	2/8/29	4,000	4,520
[5,11]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	727	862
	Arthur J Gallagher & Co.	4.600%	12/15/27	8,476	8,543
[11]	ASR Nederland NV	7.000%	12/7/43	1,100	1,510
	Assurant Inc.	4.900%	3/27/28	481	485
	Athene Holding Ltd.	6.250%	4/1/54	6,635	6,542
	Athene Holding Ltd.	6.625%	10/15/54	3,934	3,874
[11]	Athora Holding Ltd.	6.625%	6/16/28	2,400	3,041
[11]	Athora Holding Ltd.	5.875%	9/10/34	1,600	1,980
[11]	Balder Finland OYJ	2.000%	1/18/31	700	750
[11]	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	1,500	1,788
[8]	Banco de Credito del Peru S.A.	6.450%	7/30/35	4,313	4,402
	Banco Santander SA	6.527%	11/7/27	4,800	4,929
	Banco Santander SA	5.588%	8/8/28	3,000	3,098
	Banco Santander SA	6.607%	11/7/28	2,000	2,133
	Banco Santander SA	6.921%	8/8/33	2,000	2,167
	Bank of America Corp.	5.933%	9/15/27	17,000	17,297
[5]	Bank of America Corp.	3.705%	4/24/28	244	241
[5]	Bank of America Corp.	3.970%	3/5/29	3,495	3,456
	Bank of America Corp.	5.202%	4/25/29	3,679	3,760
[5]	Bank of America Corp.	2.087%	6/14/29	8,590	8,052
	Bank of America Corp.	5.162%	1/24/31	1,161	1,190
[5]	Bank of America Corp.	2.972%	2/4/33	9,430	8,443
	Bank of America Corp.	5.744%	2/12/36	21,400	21,739
[5]	Bank of America Corp.	4.078%	4/23/40	5,429	4,715
[5]	Bank of America Corp.	2.676%	6/19/41	4,700	3,349
	Bank of America Corp.	3.311%	4/22/42	1,700	1,305
[5,11]	Bank of Cyprus PCL	2.500%	6/24/27	2,079	2,429
[5,11]	Bank of Cyprus PCL	5.000%	5/2/29	2,987	3,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	4.947%	4/26/27	14,100	14,164
	Bank of New York Mellon Corp.	5.060%	7/22/32	6,097	6,233
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,270	6,903
	Barclays plc	5.304%	8/9/26	3,400	3,402
	Barclays plc	5.674%	3/12/28	15,460	15,756
	Barclays plc	7.385%	11/2/28	2,000	2,123
	Barclays plc	5.086%	2/25/29	9,003	9,117
[10]	Barclays plc	3.750%	11/22/30	3,100	4,228
	Barclays plc	7.437%	11/2/33	2,309	2,619
	Barclays plc	3.330%	11/24/42	4,060	3,010
[5,11]	Bayerische Landesbank	1.000%	9/23/31	3,300	3,789
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	1,000	1,154
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	7,437	8,517
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	4,300	4,774
[5,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	1,300	1,654
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	5,600	6,228
[11]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	800	945
[5,11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	700	753
	Block Inc.	6.500%	5/15/32	285	294
[8]	BNP Paribas SA	5.283%	11/19/30	7,830	7,980
[5,11]	BNP Paribas SA	2.500%	3/31/32	1,800	2,102
[10]	BPCE SA	2.500%	11/30/32	6,100	7,867
[5,11]	BPCE SA	4.125%	3/8/33	3,300	3,997
	Brown & Brown Inc.	4.700%	6/23/28	4,167	4,203
	Brown & Brown Inc.	5.250%	6/23/32	2,914	2,971
	Capital One Financial Corp.	3.750%	7/28/26	4,750	4,706
	Capital One Financial Corp.	5.700%	2/1/30	5,550	5,741
	Capital One Financial Corp.	3.273%	3/1/30	5,000	4,783
[5]	Capital One Financial Corp.	7.624%	10/30/31	9,280	10,485
	Capital One Financial Corp.	6.183%	1/30/36	24,095	24,490
	Charles Schwab Corp.	2.450%	3/3/27	2,485	2,415
	Charles Schwab Corp.	6.136%	8/24/34	16,597	17,948
[8]	Citadel Finance LLC	5.900%	2/10/30	6,000	6,057
	Citigroup Inc.	3.200%	10/21/26	532	525
	Citigroup Inc.	4.450%	9/29/27	1,907	1,908
	Citigroup Inc.	4.643%	5/7/28	58,707	58,880
[5]	Citigroup Inc.	4.075%	4/23/29	2,243	2,221
	Citigroup Inc.	4.542%	9/19/30	28,220	28,081
[5]	Citigroup Inc.	2.666%	1/29/31	340	312
	Citigroup Inc.	6.174%	5/25/34	5,040	5,262
	Citigroup Inc.	5.827%	2/13/35	6,040	6,157
	Citigroup Inc.	6.020%	1/24/36	7,220	7,413
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,292
	Citigroup Inc.	4.650%	7/30/45	2,316	2,035
	Citigroup Inc.	4.650%	7/23/48	1,000	863
	Citizens Financial Group Inc.	5.253%	3/5/31	4,863	4,928
[5,10]	Close Brothers Finance plc	2.750%	10/19/26	370	494
[5,10]	Close Brothers Finance plc	1.625%	12/3/30	5,200	5,851
	Cooperatieve Rabobank UA	4.494%	10/17/29	279	282
	Corebridge Financial Inc.	3.850%	4/5/29	4,020	3,940
	Corebridge Financial Inc.	3.900%	4/5/32	2,410	2,262
	Corebridge Financial Inc.	4.350%	4/5/42	2,260	1,895
	Corebridge Financial Inc.	4.400%	4/5/52	3,630	2,904
[8]	Credit Acceptance Corp.	6.625%	3/15/30	175	177
[8]	Credit Agricole SA	4.631%	9/11/28	3,940	3,944
	Credit Suisse USA LLC	7.125%	7/15/32	7,380	8,399
[8]	Danske Bank A/S	5.427%	3/1/28	3,220	3,276
[5,11]	Danske Bank A/S	1.000%	5/15/31	9,700	11,274
	Deutsche Bank AG	5.297%	5/9/31	9,864	10,019
[5,11]	Deutsche Bank AG	5.625%	5/19/31	5,200	6,224
[5,11]	Deutsche Bank AG	4.000%	6/24/32	2,200	2,625
	Deutsche Bank AG	7.079%	2/10/34	2,000	2,132
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	6,200	7,162
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	3,800	4,466
	Equitable Holdings Inc.	5.000%	4/20/48	197	174
[5,11]	Eurobank SA	4.000%	2/7/36	1,900	2,196
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,025
	Fifth Third Bancorp	3.950%	3/14/28	8,025	7,949
	Fifth Third Bancorp	6.339%	7/27/29	17,515	18,443
	Fifth Third Bancorp	4.895%	9/6/30	8,310	8,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Focus Financial Partners LLC	6.750%	9/15/31	105	107
[8]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	20	21
[8]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	110	111
	GATX Corp.	3.250%	9/15/26	9	9
	GATX Corp.	4.550%	11/7/28	464	465
	GATX Corp.	4.700%	4/1/29	1,088	1,096
[8]	GGAM Finance Ltd.	8.000%	2/15/27	130	134
[8]	GGAM Finance Ltd.	8.000%	6/15/28	95	101
[8]	Global Atlantic Fin Co.	7.950%	6/15/33	13,425	15,214
[8]	Global Atlantic Fin Co.	6.750%	3/15/54	6,530	6,694
	Goldman Sachs Group Inc.	4.692%	10/23/30	8,160	8,184
	Goldman Sachs Group Inc.	6.750%	10/1/37	5,000	5,486
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,128	4,620
	Goldman Sachs Group Inc.	3.210%	4/22/42	3,500	2,616
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	2,280	2,049
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,580	1,402
	Goldman Sachs Group Inc.	5.561%	11/19/45	30,260	29,799
	Golub Capital Private Credit Fund	5.875%	5/1/30	6,890	6,885
[11]	Helvetia Europe SA	2.750%	9/30/41	700	768
[8]	Howden UK Refinance plc	7.250%	2/15/31	75	78
[8]	Howden UK Refinance plc	8.125%	2/15/32	110	114
	HPS Corporate Lending Fund	5.950%	4/14/32	6,100	6,068
	HSBC Holdings plc	5.887%	8/14/27	11,983	12,151
	HSBC Holdings plc	5.130%	11/19/28	8,159	8,263
[5]	HSBC Holdings plc	4.583%	6/19/29	348	348
[5]	HSBC Holdings plc	3.973%	5/22/30	9,998	9,732
	HSBC Holdings plc	2.804%	5/24/32	8,225	7,304
[10]	HSBC Holdings plc	8.201%	11/16/34	700	1,060
	HSBC Holdings plc	5.790%	5/13/36	4,282	4,407
	HSBC Holdings plc	6.332%	3/9/44	2,000	2,150
	HSBC USA Inc.	4.650%	6/3/28	13,204	13,311
[8]	HUB International Ltd.	7.250%	6/15/30	45	47
[8]	HUB International Ltd.	7.375%	1/31/32	45	47
	Huntington Bancshares Inc.	6.208%	8/21/29	18,440	19,344
	Huntington Bancshares Inc.	5.272%	1/15/31	2,341	2,398
	Huntington Bancshares Inc.	5.709%	2/2/35	12,058	12,320
	Huntington Bancshares Inc.	2.487%	8/15/36	3,140	2,638
	Huntington Bancshares Inc.	6.141%	11/18/39	7,930	8,093
	Huntington National Bank	4.871%	4/12/28	12,942	13,032
	Intercontinental Exchange Inc.	3.625%	9/1/28	2,460	2,412
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,600	1,446
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,000	608
	Intercontinental Exchange Inc.	5.200%	6/15/62	350	326
	Invesco Finance plc	5.375%	11/30/43	590	558
[5,10]	Investec plc	2.625%	1/4/32	1,872	2,470
[11]	JAB Holdings BV	4.375%	4/25/34	4,500	5,391
	JPMorgan Chase & Co.	1.578%	4/22/27	2,000	1,954
	JPMorgan Chase & Co.	4.323%	4/26/28	2,000	1,999
	JPMorgan Chase & Co.	4.505%	10/22/28	15,720	15,767
	JPMorgan Chase & Co.	2.069%	6/1/29	9,210	8,644
	JPMorgan Chase & Co.	6.087%	10/23/29	5,300	5,571
	JPMorgan Chase & Co.	4.603%	10/22/30	9,880	9,915
	JPMorgan Chase & Co.	5.140%	1/24/31	14,880	15,265
	JPMorgan Chase & Co.	5.572%	4/22/36	14,005	14,528
	JPMorgan Chase & Co.	6.400%	5/15/38	2,400	2,666
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	1,304	1,150
	JPMorgan Chase & Co.	5.500%	10/15/40	950	969
	JPMorgan Chase & Co.	3.157%	4/22/42	3,510	2,649
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	335	268
	KeyBank NA	5.000%	1/26/33	3,075	3,032
	KeyCorp	6.401%	3/6/35	2,420	2,581
	Lloyds Banking Group plc	6.068%	6/13/36	5,379	5,526
	M&T Bank Corp.	7.413%	10/30/29	9,738	10,566
	M&T Bank Corp.	5.179%	7/8/31	8,251	8,390
	M&T Bank Corp.	6.082%	3/13/32	8,451	8,920
	M&T Bank Corp.	5.053%	1/27/34	2,751	2,712
[5]	M&T Bank Corp.	5.385%	1/16/36	1,815	1,806
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,740	6,737
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	3,887	3,795
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	5,290	5,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	9,440	9,502
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,000	1,804
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	4,000	4,021
	MetLife Inc.	4.875%	11/13/43	2,000	1,836
	MetLife Inc.	5.000%	7/15/52	2,000	1,813
	Morgan Stanley	3.950%	4/23/27	3,307	3,286
	Morgan Stanley	2.475%	1/21/28	3,500	3,398
[5]	Morgan Stanley	5.652%	4/13/28	8,546	8,736
[5]	Morgan Stanley	3.591%	7/22/28	6,241	6,131
	Morgan Stanley	5.123%	2/1/29	3,150	3,205
	Morgan Stanley	4.654%	10/18/30	15,500	15,532
	Morgan Stanley	5.230%	1/15/31	13,784	14,134
[5]	Morgan Stanley	2.511%	10/20/32	6,770	5,931
	Morgan Stanley	4.889%	7/20/33	2,000	2,002
	Morgan Stanley	6.627%	11/1/34	4,000	4,410
	Morgan Stanley	5.664%	4/17/36	14,020	14,533
	Morgan Stanley	5.948%	1/19/38	8,690	8,938
[5]	Morgan Stanley	3.971%	7/22/38	1,000	871
	Morgan Stanley	3.217%	4/22/42	1,000	760
	Morgan Stanley	6.375%	7/24/42	1,000	1,093
	Morgan Stanley	5.516%	11/19/55	23,570	23,042
[5]	Morgan Stanley Bank NA	4.952%	1/14/28	10,650	10,740
	Nasdaq Inc.	5.350%	6/28/28	4,471	4,605
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,162
	Nasdaq Inc.	3.950%	3/7/52	341	255
	Nasdaq Inc.	5.950%	8/15/53	5,000	5,099
[8]	National Australia Bank Ltd.	2.990%	5/21/31	3,510	3,151
	National Bank of Canada	4.950%	2/1/28	24,960	25,150
[8]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	110	112
[8]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	163	164
[8]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	87	90
	NatWest Group plc	5.583%	3/1/28	5,640	5,740
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,146
[5]	NatWest Group plc	4.892%	5/18/29	3,400	3,433
[5,10]	NatWest Group plc	2.105%	11/28/31	2,000	2,648
	Navient Corp.	4.875%	3/15/28	20	20
	Navient Corp.	9.375%	7/25/30	80	88
[5,11]	NIBC Bank NV	4.500%	6/12/35	3,200	3,827
	Nomura Holdings Inc.	5.594%	7/2/27	9,658	9,873
[5,11]	Nykredit Realkredit A/S	3.500%	7/10/31	4,800	5,667
[5,11]	Oldenburgische Landesbank AG	8.000%	4/24/34	1,200	1,583
[5,11]	Oldenburgische Landesbank AG	8.500%	4/24/34	1,900	2,536
[8]	Omnis Funding Trust	6.722%	5/15/55	10,749	11,133
	OneMain Finance Corp.	3.500%	1/15/27	305	299
	OneMain Finance Corp.	6.625%	1/15/28	170	175
[8]	Panther Escrow Issuer LLC	7.125%	6/1/31	105	109
[8]	Penske Truck Leasing Co. LP	5.250%	2/1/30	8	8
[8]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	185	192
[10]	Phoenix Group Holdings plc	5.867%	6/13/29	627	870
	PNC Financial Services Group Inc.	5.492%	5/14/30	18,950	19,628
	PNC Financial Services Group Inc.	6.875%	10/20/34	7,500	8,381
	PNC Financial Services Group Inc.	5.575%	1/29/36	16,800	17,319
[8]	Protective Life Corp.	4.300%	9/30/28	85	85
[5]	Prudential Financial Inc.	3.000%	3/10/40	3,000	2,267
	Prudential Financial Inc.	3.935%	12/7/49	2,530	1,936
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	415
[5]	Prudential Financial Inc.	3.700%	3/13/51	1,000	735
	Prudential Financial Inc.	6.500%	3/15/54	3,550	3,658
[5,11]	Public Property Invest A/S	4.625%	3/12/30	699	841
[11]	Raiffeisen Bank International AG	2.875%	6/18/32	4,600	5,325
[11]	Raiffeisen Bank International AG	1.375%	6/17/33	6,100	6,738
	Regions Financial Corp.	5.722%	6/6/30	26,898	27,783
	Regions Financial Corp.	5.502%	9/6/35	17,386	17,422
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	2,536	2,604
[8]	Rocket Cos. Inc.	6.125%	8/1/30	150	153
[8]	Rocket Cos. Inc.	6.375%	8/1/33	210	215
[8]	Rocket Mortgage LLC	2.875%	10/15/26	150	146
[10]	Rothesay Life plc	8.000%	10/30/25	1,189	1,646
[10]	Rothesay Life plc	3.375%	7/12/26	6,445	8,721
[5,10]	Rothesay Life plc	7.734%	5/16/33	300	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Royal Bank of Canada	6.000%	11/1/27	11,900	12,369
[5]	Royal Bank of Canada	4.522%	10/18/28	14,779	14,842
[5]	Royal Bank of Canada	4.969%	8/2/30	10,841	10,990
[5]	Royal Bank of Canada	4.650%	10/18/30	12,580	12,605
[8]	Ryan Specialty LLC	5.875%	8/1/32	205	206
[10]	Scottish Widows Ltd.	7.000%	6/16/43	1,300	1,838
[8]	Shift4 Payments LLC	6.750%	8/15/32	105	109
[8]	Sixth Street Lending Partners	6.125%	7/15/30	10,940	11,143
[5,11]	Societe Generale SA	3.750%	5/17/35	500	584
[11]	Sogecap SA	6.500%	5/16/44	1,900	2,530
	State Street Corp.	4.834%	4/24/30	18,615	18,971
	Suci Second Investment Co.	4.375%	9/10/27	6,055	6,016
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,050	10,201
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	198
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	6,500	6,688
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	8,197	8,321
	Synovus Bank	5.625%	2/15/28	2,000	2,022
	Synovus Financial Corp.	6.168%	11/1/30	13,078	13,407
	Toronto-Dominion Bank	4.783%	12/17/29	15,730	15,910
[5]	Truist Financial Corp.	5.071%	5/20/31	22,556	22,899
	UBS AG	7.500%	2/15/28	1,500	1,618
	UBS AG	5.650%	9/11/28	2	2
[8]	UBS Group AG	6.327%	12/22/27	12,060	12,377
[8]	UBS Group AG	4.282%	1/9/28	15,440	15,368
[8]	UBS Group AG	4.253%	3/23/28	3,370	3,349
[8]	UBS Group AG	5.617%	9/13/30	7,370	7,651
[8]	UBS Group AG	3.091%	5/14/32	5,980	5,431
[8]	UBS Group AG	5.580%	5/9/36	17,135	17,540
[11]	UniCredit SpA	2.731%	1/15/32	1,000	1,167
[5,11]	UniCredit SpA	5.375%	4/16/34	500	623
[5]	US Bancorp	3.900%	4/26/28	300	298
	US Bancorp	5.775%	6/12/29	21,830	22,657
	US Bancorp	5.083%	5/15/31	11,984	12,226
[5]	US Bancorp	4.967%	7/22/33	63	62
	US Bancorp	5.850%	10/21/33	941	990
	US Bancorp	4.839%	2/1/34	4,700	4,644
	US Bancorp	5.836%	6/12/34	6,120	6,427
[8]	USI Inc.	7.500%	1/15/32	35	37
[8]	UWM Holdings LLC	6.625%	2/1/30	85	85
[5,10]	Virgin Money UK plc	4.000%	9/3/27	941	1,280
	Wells Fargo & Co.	3.000%	10/23/26	545	536
[5]	Wells Fargo & Co.	3.584%	5/22/28	4,354	4,288
[5]	Wells Fargo & Co.	2.393%	6/2/28	8,410	8,105
	Wells Fargo & Co.	6.303%	10/23/29	9,680	10,232
[5]	Wells Fargo & Co.	5.557%	7/25/34	5,223	5,394
	Wells Fargo & Co.	6.491%	10/23/34	6,620	7,237
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,079
	Wells Fargo & Co.	5.375%	11/2/43	2,550	2,418
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	613
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	410
[5]	Wells Fargo & Co.	4.611%	4/25/53	750	639
	Westpac Banking Corp.	2.963%	11/16/40	1,175	869
[8]	WEX Inc.	6.500%	3/15/33	70	71
	Willis North America Inc.	3.875%	9/15/49	680	502
					1,747,903
Health Care (1.8%)
[8]	1261229 BC Ltd.	10.000%	4/15/32	110	111
	AbbVie Inc.	4.050%	11/21/39	8,632	7,563
	AbbVie Inc.	4.875%	11/14/48	2,395	2,170
	AbbVie Inc.	4.250%	11/21/49	725	597
	AbbVie Inc.	5.500%	3/15/64	3,000	2,910
[5]	Allina Health System	3.887%	4/15/49	1,135	861
	Amgen Inc.	3.150%	2/21/40	2,250	1,732
	Amgen Inc.	4.950%	10/1/41	8,375	7,712
	Amgen Inc.	5.650%	3/2/53	6,000	5,860
	Amgen Inc.	5.750%	3/2/63	1,740	1,692
[8]	Bausch + Lomb Corp.	8.375%	10/1/28	39	41
[11]	Bayer AG	1.000%	1/12/36	800	696
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	2,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.750%	11/15/54	16,320	16,082
	Cencora Inc.	4.625%	12/15/27	3,990	4,023
	Cencora Inc.	4.300%	12/15/47	3,400	2,747
	Centene Corp.	2.450%	7/15/28	1,225	1,139
	Centene Corp.	3.375%	2/15/30	1,765	1,625
	Centene Corp.	3.000%	10/15/30	2	2
[5]	CHRISTUS Health	4.341%	7/1/28	200	200
	Cigna Group	1.250%	3/15/26	624	610
	Cigna Group	3.400%	3/15/50	1,550	1,051
[5]	City of Hope	4.378%	8/15/48	80	63
[8]	Community Health Systems Inc.	10.875%	1/15/32	135	143
	CVS Health Corp.	4.780%	3/25/38	21,147	19,401
[8]	DaVita Inc.	4.625%	6/1/30	115	110
[8]	DaVita Inc.	3.750%	2/15/31	165	150
[8]	DaVita Inc.	6.875%	9/1/32	175	181
[8]	DaVita Inc.	6.750%	7/15/33	70	72
	DH Europe Finance II Sarl	2.600%	11/15/29	500	467
	Elevance Health Inc.	3.650%	12/1/27	1,985	1,962
	Elevance Health Inc.	5.150%	6/15/29	4,745	4,885
	Elevance Health Inc.	3.125%	5/15/50	1,000	649
	Elevance Health Inc.	6.100%	10/15/52	2,085	2,124
	Elevance Health Inc.	5.700%	2/15/55	16,745	16,221
[8]	Endo Finance Holdings Inc.	8.500%	4/15/31	140	148
	GE HealthCare Technologies Inc.	4.800%	1/15/31	5,985	6,034
	GE HealthCare Technologies Inc.	5.500%	6/15/35	5,550	5,683
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,425	1,535
	Gilead Sciences Inc.	4.150%	3/1/47	1,660	1,357
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	14,618	12,577
	HCA Inc.	5.250%	6/15/26	757	758
	HCA Inc.	5.000%	3/1/28	2,960	3,003
	HCA Inc.	5.250%	3/1/30	5,650	5,792
	HCA Inc.	5.450%	4/1/31	80	82
	HCA Inc.	4.625%	3/15/52	2,595	2,086
[8]	IQVIA Inc.	6.250%	6/1/32	305	313
[8]	LifePoint Health Inc.	11.000%	10/15/30	55	61
	McKesson Corp.	4.950%	5/30/32	44,330	44,912
[8]	Medline Borrower LP	3.875%	4/1/29	108	104
[8]	Medline Borrower LP	6.250%	4/1/29	75	77
[8]	Medline Borrower LP	5.250%	10/1/29	105	104
	Medtronic Inc.	4.625%	3/15/45	305	274
	Merck & Co. Inc.	5.150%	5/17/63	4,260	3,922
[5]	Mount Sinai Hospital	3.737%	7/1/49	1,200	805
[11]	MSD Netherlands Capital BV	3.750%	5/30/54	1,800	1,937
[8]	Organon & Co.	4.125%	4/30/28	243	234
[8]	Organon & Co.	6.750%	5/15/34	75	72
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	8,000	7,552
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	4,920	4,565
	Quest Diagnostics Inc.	4.200%	6/30/29	3,006	2,992
[8]	Radiology Partners Inc.	8.500%	7/15/32	190	190
	Revvity Inc.	3.300%	9/15/29	8	8
[8]	Star Parent Inc.	9.000%	10/1/30	130	137
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	8	7
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	355	232
	Tenet Healthcare Corp.	4.250%	6/1/29	118	115
	Tenet Healthcare Corp.	6.750%	5/15/31	245	254
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	136	133
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	85	85
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	150	153
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	109	78
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	110	112
	UnitedHealth Group Inc.	4.400%	6/15/28	3,235	3,251
	UnitedHealth Group Inc.	3.875%	12/15/28	95	94
	UnitedHealth Group Inc.	4.650%	1/15/31	13,130	13,196
	UnitedHealth Group Inc.	5.300%	6/15/35	4,225	4,306
	UnitedHealth Group Inc.	2.750%	5/15/40	850	616
	UnitedHealth Group Inc.	5.950%	6/15/55	4,865	4,943
	UnitedHealth Group Inc.	4.950%	5/15/62	10,000	8,598
	UnitedHealth Group Inc.	6.050%	2/15/63	2,855	2,894
	UnitedHealth Group Inc.	5.200%	4/15/63	2,920	2,598
	Utah Acquisition Sub Inc.	3.950%	6/15/26	121	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.700%	2/1/43	1,820	1,661
					258,872
Industrials (2.3%)
[8]	Advanced Drainage Systems Inc.	6.375%	6/15/30	90	92
[8]	Air Canada	3.875%	8/15/26	390	386
[8]	Allison Transmission Inc.	4.750%	10/1/27	200	198
[8]	American Airlines Inc.	5.500%	4/20/26	152	152
[8]	American Airlines Inc.	7.250%	2/15/28	103	105
[8]	American Airlines Inc.	5.750%	4/20/29	803	805
[8]	American Airlines Inc.	8.500%	5/15/29	228	239
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	80	78
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	115	109
[8]	Arcosa Inc.	6.875%	8/15/32	40	41
[5,12]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	3,900	2,470
[8]	Axon Enterprise Inc.	6.125%	3/15/30	15	15
[8]	Axon Enterprise Inc.	6.250%	3/15/33	50	52
	Boeing Co.	2.750%	2/1/26	2,330	2,303
	Boeing Co.	5.040%	5/1/27	12,530	12,624
	Boeing Co.	6.298%	5/1/29	590	624
	Boeing Co.	5.150%	5/1/30	3,745	3,814
	Boeing Co.	3.625%	2/1/31	11,815	11,131
	Boeing Co.	6.388%	5/1/31	10,102	10,865
	Boeing Co.	6.528%	5/1/34	17,723	19,273
	Boeing Co.	5.705%	5/1/40	1,650	1,627
	Boeing Co.	6.858%	5/1/54	18,030	19,747
	Boeing Co.	7.008%	5/1/64	2,800	3,076
[8]	Bombardier Inc.	7.250%	7/1/31	90	94
[8]	Bombardier Inc.	7.000%	6/1/32	90	94
[8]	Bombardier Inc.	6.750%	6/15/33	45	47
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	5,800	6,065
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	934
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	3,646	3,608
	Canadian Pacific Railway Co.	4.800%	8/1/45	3,540	3,148
	Canadian Pacific Railway Co.	3.500%	5/1/50	2,841	2,024
[5,11]	Carrier Global Corp.	3.625%	1/15/37	2,100	2,393
[8]	Chart Industries Inc.	7.500%	1/1/30	60	63
[8]	Chart Industries Inc.	9.500%	1/1/31	40	43
[5,11]	CIMIC Finance Ltd.	1.500%	5/28/29	4,000	4,377
	CSX Corp.	4.750%	11/15/48	2,000	1,771
	CSX Corp.	3.800%	4/15/50	900	683
	CSX Corp.	4.250%	11/1/66	4,000	3,082
[8]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,650	1,693
[8]	Delta Air Lines Inc.	4.750%	10/20/28	20,587	20,630
	Delta Air Lines Inc.	3.750%	10/28/29	228	218
	Eaton Capital ULC	4.450%	5/9/30	4,230	4,250
[8]	Enpro Inc.	6.125%	6/1/33	105	107
[8]	ERAC USA Finance LLC	7.000%	10/15/37	16,747	19,210
[8]	Gates Corp.	6.875%	7/1/29	85	88
	General Dynamics Corp.	4.950%	8/15/35	3,430	3,443
[8]	Genesee & Wyoming Inc.	6.250%	4/15/32	180	184
[8]	Herc Holdings Inc.	6.625%	6/15/29	100	103
[8]	Herc Holdings Inc.	7.000%	6/15/30	95	99
[8]	Herc Holdings Inc.	7.250%	6/15/33	60	63
	Honeywell International Inc.	4.750%	2/1/32	6,280	6,332
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	7,548	7,761
	Ingersoll Rand Inc.	5.197%	6/15/27	900	915
	Ingersoll Rand Inc.	5.176%	6/15/29	550	565
[8]	JetBlue Airways Corp.	9.875%	9/20/31	265	258
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,120
	Lockheed Martin Corp.	4.300%	6/15/62	2,540	1,996
	Lockheed Martin Corp.	5.200%	2/15/64	14,173	13,048
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	20,735	20,778
[5,11]	Motability Operations Group plc	3.875%	1/24/34	2,100	2,505
[5,10]	Motability Operations Group plc	2.125%	1/18/42	1,200	987
[5,10]	Motability Operations Group plc	4.875%	1/17/43	1,300	1,554
	Norfolk Southern Corp.	5.950%	3/15/64	4,250	4,364
	Northrop Grumman Corp.	5.150%	5/1/40	2,000	1,956
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,259
	Parker-Hannifin Corp.	3.250%	6/14/29	15,270	14,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	6,286
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	140	136
	RTX Corp.	6.050%	6/1/36	9	10
	RTX Corp.	4.875%	10/15/40	8,738	8,205
	RTX Corp.	4.050%	5/4/47	2,000	1,593
	RTX Corp.	6.400%	3/15/54	3,556	3,894
[5]	Ryder System Inc.	5.300%	3/15/27	2,740	2,781
[8]	Siemens Funding BV	4.900%	5/28/32	19,055	19,351
[8]	Siemens Funding BV	5.800%	5/28/55	15,950	16,441
[8]	Siemens Funding BV	5.900%	5/28/65	9,435	9,770
	Southwest Airlines Co.	2.625%	2/10/30	1,709	1,558
[8]	Spirit AeroSystems Inc.	9.375%	11/30/29	153	163
[8]	Spirit AeroSystems Inc.	9.750%	11/15/30	175	193
[8]	Stonepeak Nile Parent LLC	7.250%	3/15/32	20	21
[8]	Terex Corp.	6.250%	10/15/32	71	71
[8]	TopBuild Corp.	3.625%	3/15/29	110	104
[8]	TopBuild Corp.	4.125%	2/15/32	225	209
[8]	TransDigm Inc.	6.750%	8/15/28	100	102
[8]	TransDigm Inc.	6.375%	3/1/29	414	426
[8]	TransDigm Inc.	7.125%	12/1/31	155	162
[8]	TransDigm Inc.	6.625%	3/1/32	9	9
[8]	TransDigm Inc.	6.375%	5/31/33	475	477
[8]	Triumph Group Inc.	9.000%	3/15/28	143	149
	Union Pacific Corp.	3.250%	2/5/50	33	23
	Union Pacific Corp.	3.839%	3/20/60	1,000	719
[8]	United Airlines Inc.	4.375%	4/15/26	553	549
[8]	United Airlines Inc.	4.625%	4/15/29	874	849
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	481	491
	United Parcel Service Inc.	6.050%	5/14/65	9,385	9,607
	Waste Connections Inc.	5.250%	9/1/35	6,020	6,152
[8]	Waste Pro USA Inc.	7.000%	2/1/33	25	26
[8]	WESCO Distribution Inc.	6.375%	3/15/29	180	185
[8]	WESCO Distribution Inc.	6.625%	3/15/32	145	151
[8]	WESCO Distribution Inc.	6.375%	3/15/33	95	98
					339,365
Materials (0.8%)
[11]	Air Products and Chemicals Inc.	3.450%	2/14/37	902	1,022
[8]	Alumina Pty Ltd.	6.125%	3/15/30	30	30
[8]	Alumina Pty Ltd.	6.375%	9/15/32	285	290
[8]	Amcor Flexibles North America Inc.	4.800%	3/17/28	13,080	13,180
[8]	Amcor Flexibles North America Inc.	5.100%	3/17/30	9,700	9,865
[8]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	20	20
[8]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	195	178
[8]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	55	58
	Ball Corp.	2.875%	8/15/30	291	262
	Ball Corp.	3.125%	9/15/31	300	269
	Berry Global Inc.	5.650%	1/15/34	1,711	1,769
[8]	Big River Steel LLC	6.625%	1/31/29	564	568
[5]	Braskem Netherlands Finance BV	4.500%	1/10/28	5,249	4,517
[5]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,020	792
[5]	Braskem Netherlands Finance BV	5.875%	1/31/50	1,210	762
[8]	Canpack SA	3.875%	11/15/29	885	825
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	1,164	1,142
[5]	Cemex SAB de CV	5.125%	Perpetual	8,265	8,169
[8]	Chemours Co.	4.625%	11/15/29	865	754
[8]	Chemours Co.	8.000%	1/15/33	35	33
[8]	Cleveland-Cliffs Inc.	7.500%	9/15/31	295	285
[8]	Cleveland-Cliffs Inc.	7.375%	5/1/33	115	108
[8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	120	123
[8]	Crown Americas LLC	5.875%	6/1/33	155	156
	Eastman Chemical Co.	4.500%	12/1/28	2,138	2,144
[8]	Element Solutions Inc.	3.875%	9/1/28	262	254
	FMC Corp.	5.650%	5/18/33	105	104
	FMC Corp.	8.450%	11/1/55	170	174
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	622
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	142
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	200
[8]	Georgia-Pacific LLC	4.400%	6/30/28	5,050	5,076
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	790	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	7,305	7,709
[8]	Kaiser Aluminum Corp.	4.625%	3/1/28	205	201
	Linde Inc.	2.000%	8/10/50	1,000	525
	LYB International Finance III LLC	3.375%	10/1/40	2,600	1,922
[8]	Magnera Corp.	7.250%	11/15/31	125	118
[8]	NOVA Chemicals Corp.	9.000%	2/15/30	85	92
[8]	Novelis Corp.	4.750%	1/30/30	357	342
[8]	Novelis Corp.	6.875%	1/30/30	70	72
[8]	Novelis Corp.	3.875%	8/15/31	428	384
	Nucor Corp.	3.850%	4/1/52	1,500	1,138
	Nutrien Ltd.	5.950%	11/7/25	5	5
	Nutrien Ltd.	5.800%	3/27/53	2,345	2,326
[8]	Olin Corp.	6.625%	4/1/33	92	91
[8]	Olympus Water US Holding Corp.	4.250%	10/1/28	30	29
[8]	Olympus Water US Holding Corp.	9.750%	11/15/28	480	505
[8]	Olympus Water US Holding Corp.	7.250%	6/15/31	65	66
[8]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	223	229
[8]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	125	127
[8]	Quikrete Holdings Inc.	6.375%	3/1/32	250	257
[8]	Quikrete Holdings Inc.	6.750%	3/1/33	65	67
[8]	Sealed Air Corp.	6.125%	2/1/28	90	91
[8]	Sealed Air Corp.	5.000%	4/15/29	65	64
[8]	Sealed Air Corp.	7.250%	2/15/31	85	89
[5]	Sherwin-Williams Co.	4.550%	3/1/28	13,860	13,981
	Sherwin-Williams Co.	4.500%	6/1/47	310	260
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	2,990	3,044
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,425	6,347
	Smurfit Westrock Financing DAC	5.418%	1/15/35	7,600	7,696
[8]	SNF Group SACA	3.125%	3/15/27	155	150
[8]	SNF Group SACA	3.375%	3/15/30	425	392
[5]	Suzano Austria GmbH	5.750%	7/14/26	6,715	6,787
[8]	Trivium Packaging Finance BV	8.250%	7/15/30	50	53
[8]	Trivium Packaging Finance BV	12.250%	1/15/31	45	48
	Vulcan Materials Co.	4.950%	12/1/29	2,942	2,998
[8]	Windfall Mining Group Inc.	5.854%	5/13/32	3,565	3,641
[8]	WR Grace Holdings LLC	5.625%	8/15/29	70	63
[8]	WR Grace Holdings LLC	7.375%	3/1/31	55	56
	WRKCo Inc.	3.375%	9/15/27	3,761	3,676
	WRKCo Inc.	4.000%	3/15/28	2,145	2,125
					122,444
Real Estate (0.6%)
	Agree LP	2.000%	6/15/28	1,120	1,050
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,550	6,128
[11]	Altarea SCA	5.500%	10/2/31	300	366
	American Homes 4 Rent LP	4.950%	6/15/30	3,630	3,666
	American Tower Corp.	3.650%	3/15/27	4,000	3,952
	American Tower Corp.	3.700%	10/15/49	1,500	1,096
[5,11]	Aroundtown SA	0.000%	7/16/26	1,200	1,370
[5,11]	Aroundtown SA	1.450%	7/9/28	2,000	2,233
[5,11]	Aroundtown SA	4.800%	7/16/29	3,300	4,048
[5,10]	Aroundtown SA	3.625%	4/10/31	600	727
	Brandywine Operating Partnership LP	8.875%	4/12/29	120	130
	Crown Castle Inc.	4.750%	5/15/47	700	596
	Crown Castle Inc.	5.200%	2/15/49	200	179
[11]	Digital Dutch Finco BV	1.250%	2/1/31	1,000	1,045
[11]	Digital Dutch Finco BV	1.000%	1/15/32	2,200	2,199
[11]	Digital Dutch Finco BV	3.875%	9/13/33	1,900	2,235
	Digital Realty Trust LP	3.600%	7/1/29	200	194
	ERP Operating LP	4.500%	7/1/44	3,385	2,939
	Essex Portfolio LP	4.500%	3/15/48	920	774
	Extra Space Storage LP	5.700%	4/1/28	3,000	3,099
	Extra Space Storage LP	5.500%	7/1/30	6,242	6,473
	Extra Space Storage LP	2.400%	10/15/31	2,070	1,799
	Highwoods Realty LP	2.600%	2/1/31	6,082	5,255
	Highwoods Realty LP	7.650%	2/1/34	7,143	8,077
	Hudson Pacific Properties LP	3.950%	11/1/27	40	38
	Hudson Pacific Properties LP	5.950%	2/15/28	90	88
	Kilroy Realty LP	4.750%	12/15/28	3,452	3,426
	Kimco Realty OP LLC	4.250%	4/1/45	2,180	1,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty OP LLC	3.700%	10/1/49	1,660	1,206
[8]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	350	341
	MPT Operating Partnership LP	3.500%	3/15/31	575	407
[8]	MPT Operating Partnership LP	8.500%	2/15/32	125	131
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	200
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,045	6,708
[8]	Park Intermediate Holdings LLC	7.000%	2/1/30	85	87
[8]	Pebblebrook Hotel LP	6.375%	10/15/29	45	45
[11]	Prologis Euro Finance LLC	1.875%	1/5/29	100	114
	Prologis LP	5.250%	3/15/54	5,796	5,441
[8]	RHP Hotel Properties LP	6.500%	4/1/32	80	82
[8]	RHP Hotel Properties LP	6.500%	6/15/33	45	46
	Sabra Health Care LP	3.900%	10/15/29	6	6
	Sabra Health Care LP	3.200%	12/1/31	9,080	8,103
	SBA Communications Corp.	3.125%	2/1/29	170	161
	Service Properties Trust	5.500%	12/15/27	105	104
	Service Properties Trust	8.375%	6/15/29	175	183
[8]	Starwood Property Trust Inc.	7.250%	4/1/29	40	42
[8]	Starwood Property Trust Inc.	6.000%	4/15/30	190	192
[8]	Starwood Property Trust Inc.	6.500%	10/15/30	130	134
[5]	UDR Inc.	2.950%	9/1/26	5	5
[5,11]	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	1,200	868
	Weyerhaeuser Co.	6.950%	10/1/27	1,071	1,129
[8]	XHR LP	4.875%	6/1/29	60	58
[8]	XHR LP	6.625%	5/15/30	65	66
					90,838
Technology (2.7%)
	Autodesk Inc.	5.300%	6/15/35	5,320	5,409
	Automatic Data Processing Inc.	4.750%	5/8/32	21,985	22,306
[8]	Boost Newco Borrower LLC	7.500%	1/15/31	75	80
	Broadcom Inc.	4.150%	2/15/28	14,520	14,481
	Broadcom Inc.	4.150%	11/15/30	4,650	4,575
[8]	Broadcom Inc.	4.150%	4/15/32	5,300	5,103
[8]	CACI International Inc.	6.375%	6/15/33	55	57
	Cadence Design Systems Inc.	4.300%	9/10/29	5,405	5,409
[8]	Central Parent Inc.	7.250%	6/15/29	55	45
[8]	Central Parent LLC	8.000%	6/15/29	40	33
[8]	Cloud Software Group Inc.	6.500%	3/31/29	361	364
[8]	Cloud Software Group Inc.	8.250%	6/30/32	145	154
	Cotiviti Inc.	7.625%	5/1/31	80	80
	Dell International LLC	4.900%	10/1/26	12,457	12,515
	Dell International LLC	6.100%	7/15/27	500	517
	Dell International LLC	4.750%	4/1/28	11,700	11,839
	Dell International LLC	6.200%	7/15/30	1	1
	Dell International LLC	8.350%	7/15/46	831	1,057
[8]	Diebold Nixdorf Inc.	7.750%	3/31/30	55	59
[8]	Ellucian Holdings Inc.	6.500%	12/1/29	130	133
[8]	Entegris Inc.	5.950%	6/15/30	865	878
[8]	Fair Isaac Corp.	6.000%	5/15/33	120	121
[11]	Fidelity National Information Services Inc.	2.950%	5/21/39	600	624
[11]	Fiserv Funding ULC	3.500%	6/15/32	1,100	1,291
[11]	Fiserv Funding ULC	4.000%	6/15/36	646	758
[8]	Foundry JV Holdco LLC	5.500%	1/25/31	1,910	1,959
[8]	Foundry JV Holdco LLC	6.150%	1/25/32	8,570	9,011
[8]	Foundry JV Holdco LLC	5.900%	1/25/33	3,110	3,225
[8]	Foundry JV Holdco LLC	6.100%	1/25/36	18,325	18,980
[8]	Foundry JV Holdco LLC	6.200%	1/25/37	29,660	30,820
[8]	Gen Digital Inc.	6.250%	4/1/33	70	72
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	27,085	27,114
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	1,577	1,569
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	2,085	2,076
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	7,865	7,258
[8]	Imola Merger Corp.	4.750%	5/15/29	260	251
	Intel Corp.	2.450%	11/15/29	26,671	24,387
	Intel Corp.	2.000%	8/12/31	3,308	2,842
	Intel Corp.	5.200%	2/10/33	5,122	5,165
	Intel Corp.	3.734%	12/8/47	5,416	3,814
	Intel Corp.	3.050%	8/12/51	3,613	2,147
	Intel Corp.	5.700%	2/10/53	2,356	2,190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	5.600%	2/21/54	5,010	4,590
	Intel Corp.	3.100%	2/15/60	3,990	2,234
	Intel Corp.	5.900%	2/10/63	1,490	1,401
[8]	McAfee Corp.	7.375%	2/15/30	130	123
	Motorola Solutions Inc.	5.200%	8/15/32	12,210	12,416
	NXP BV	3.250%	5/11/41	2,350	1,728
	Oracle Corp.	4.800%	8/3/28	13,930	14,157
[5]	Oracle Corp.	4.200%	9/27/29	23,886	23,712
	Oracle Corp.	5.250%	2/3/32	17,470	17,924
	Oracle Corp.	3.850%	7/15/36	3,430	3,015
	Oracle Corp.	3.600%	4/1/40	1,300	1,040
	Oracle Corp.	3.650%	3/25/41	2,250	1,771
	Oracle Corp.	3.950%	3/25/51	1,610	1,188
	Oracle Corp.	6.000%	8/3/55	7,330	7,319
	Paychex Inc.	5.350%	4/15/32	3,120	3,203
[8]	Raven Acquisition Holdings LLC	6.875%	11/15/31	65	65
[8]	Rocket Software Inc.	9.000%	11/28/28	80	83
[8]	SS&C Technologies Inc.	5.500%	9/30/27	75	75
	Synopsys Inc.	4.650%	4/1/28	12,960	13,092
	Synopsys Inc.	5.150%	4/1/35	5,680	5,726
	Synopsys Inc.	5.700%	4/1/55	13,920	13,834
	Texas Instruments Inc.	5.050%	5/18/63	8,800	8,081
[8]	UKG Inc.	6.875%	2/1/31	140	145
	Verisk Analytics Inc.	5.500%	6/15/45	4,200	4,018
	VMware LLC	1.800%	8/15/28	6,520	6,032
	VMware LLC	4.700%	5/15/30	500	502
	VMware LLC	2.200%	8/15/31	6,140	5,328
	Western Digital Corp.	4.750%	2/15/26	44	44
	Workday Inc.	3.800%	4/1/32	2,500	2,350
	X Corp.	9.500%	10/26/29	620	602
					386,567
Utilities (2.8%)
	AEP Texas Inc.	5.450%	5/15/29	5,445	5,628
	AEP Texas Inc.	5.400%	6/1/33	3,830	3,890
	AEP Transmission Co. LLC	5.375%	6/15/35	2,640	2,697
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	2,057
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	915
	AEP Transmission Co. LLC	5.400%	3/15/53	3,240	3,131
	AES Corp.	5.450%	6/1/28	3,990	4,079
[5]	Appalachian Power Co.	4.500%	3/1/49	500	404
	Atmos Energy Corp.	6.200%	11/15/53	3,000	3,246
	Atmos Energy Corp.	5.000%	12/15/54	12,300	11,174
[5]	Buffalo Energy Mexico Holdings	7.875%	2/15/39	1,850	1,903
[8]	Calpine Corp.	4.500%	2/15/28	250	248
[8]	Calpine Corp.	4.625%	2/1/29	20	20
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,035
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,437
[8]	Clearway Energy Operating LLC	4.750%	3/15/28	530	523
[8]	Clearway Energy Operating LLC	3.750%	1/15/32	22	20
	CMS Energy Corp.	4.875%	3/1/44	1,135	1,013
[5]	Colbun SA	3.950%	10/11/27	9,645	9,494
	Commonwealth Edison Co.	3.800%	10/1/42	685	547
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	371
	Commonwealth Edison Co.	5.300%	2/1/53	4,740	4,495
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	205
	Connecticut Light & Power Co.	4.000%	4/1/48	307	242
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,645	1,669
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,120	4,231
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	11,210	11,468
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	397
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	470
	DTE Electric Co.	5.850%	5/15/55	6,690	6,861
	DTE Energy Co.	4.875%	6/1/28	4,200	4,262
	Duke Energy Carolinas LLC	2.450%	2/1/30	5	5
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	250
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,309
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,579	2,005
	Duke Energy Carolinas LLC	3.700%	12/1/47	786	590
	Duke Energy Corp.	3.300%	6/15/41	500	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	3.500%	6/15/51	500	343
	Duke Energy Florida LLC	6.200%	11/15/53	3,150	3,354
	Duke Energy Ohio Inc.	5.550%	3/15/54	9,830	9,605
	Duke Energy Progress LLC	4.100%	5/15/42	3,400	2,830
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	2,031
	Edison International	5.250%	3/15/32	1,180	1,118
[5,11]	Enel Finance International NV	4.500%	2/20/43	1,487	1,774
	Entergy Louisiana LLC	4.200%	9/1/48	500	398
	Entergy Texas Inc.	5.000%	9/15/52	1,410	1,235
	Entergy Texas Inc.	5.800%	9/1/53	3,300	3,265
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,267
	Exelon Corp.	5.100%	6/15/45	1,000	910
	Exelon Corp.	4.450%	4/15/46	1,000	831
	Exelon Corp.	4.100%	3/15/52	1,400	1,074
	Exelon Corp.	5.600%	3/15/53	3,880	3,729
	Exelon Corp.	5.875%	3/15/55	18,770	18,743
	FirstEnergy Corp.	2.650%	3/1/30	6	6
[5]	FirstEnergy Corp.	2.250%	9/1/30	1,435	1,274
[8]	FirstEnergy Transmission LLC	2.866%	9/15/28	6,520	6,208
	Georgia Power Co.	5.125%	5/15/52	1,920	1,796
	Jersey Central Power & Light Co.	5.100%	1/15/35	7,280	7,266
[5]	Kallpa Generacion SA	4.125%	8/16/27	3,662	3,626
	MidAmerican Energy Co.	5.300%	2/1/55	14,650	13,915
	National Grid plc	5.602%	6/12/28	5,720	5,920
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	173
	Nevada Power Co.	6.000%	3/15/54	4,250	4,325
	Nevada Power Co.	6.250%	5/15/55	4,410	4,391
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	12,700	12,991
	NiSource Inc.	5.250%	3/30/28	2,670	2,733
	NiSource Inc.	5.200%	7/1/29	14,420	14,804
	NiSource Inc.	5.850%	4/1/55	12,780	12,661
[8]	NRG Energy Inc.	5.750%	7/15/29	105	105
[8]	NRG Energy Inc.	6.250%	11/1/34	70	71
	OGE Energy Corp.	5.450%	5/15/29	1,120	1,161
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	1,982
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	950
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,604
	Pacific Gas & Electric Co.	4.500%	7/1/40	8,242	6,856
	Pacific Gas & Electric Co.	4.750%	2/15/44	930	753
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	751
	Pacific Gas & Electric Co.	6.750%	1/15/53	1,300	1,310
[8]	Pattern Energy Operations LP	4.500%	8/15/28	35	34
	PECO Energy Co.	4.150%	10/1/44	1,515	1,257
	Pinnacle West Capital Corp.	4.900%	5/15/28	4,070	4,125
[8]	PSEG Power LLC	5.200%	5/15/30	21,820	22,280
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	746
	Public Service Co. of Colorado	4.050%	9/15/49	500	380
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	252
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	665
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	372
	Public Service Enterprise Group Inc.	5.200%	4/1/29	20,520	21,112
[8]	Rayburn Country Securitization LLC	2.307%	12/1/30	1,923	1,806
[8]	Saavi Energia Sarl	8.875%	2/10/35	9,856	10,253
	Sempra	6.625%	4/1/55	17,690	17,028
	Southern California Edison Co.	5.650%	10/1/28	6,300	6,453
[5]	Southern California Edison Co.	4.200%	3/1/29	1,800	1,762
	Southern California Edison Co.	5.450%	6/1/31	11,600	11,814
	Southern California Edison Co.	4.500%	9/1/40	1,775	1,483
	Southern California Edison Co.	4.000%	4/1/47	615	442
	Southern Co.	4.400%	7/1/46	350	292
[8]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	7,980	8,119
	Union Electric Co.	3.900%	9/15/42	454	369
	Union Electric Co.	4.000%	4/1/48	910	713
	Union Electric Co.	3.900%	4/1/52	1,500	1,142
	Union Electric Co.	5.450%	3/15/53	6,620	6,383
[5,11]	United Utilities Water Finance plc	3.750%	5/23/34	2,683	3,156
[5,10]	United Utilities Water Finance plc	5.250%	1/22/46	1,400	1,675
	Virginia Electric & Power Co.	2.300%	11/15/31	1,000	874
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	954
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.450%	4/1/53	2,860	2,720
	Virginia Electric & Power Co.	5.350%	1/15/54	10,060	9,439
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	530
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	90	90
[8]	Vistra Operations Co. LLC	7.750%	10/15/31	50	53
[8]	Vistra Operations Co. LLC	6.875%	4/15/32	90	94
[8]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	75	77
[8]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	70	75
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	6,764	8,852
[5,10]	Yorkshire Water Finance plc	2.750%	4/18/41	2,100	1,844
					404,895
Total Corporate Bonds (Cost $4,384,434)					4,398,235
Floating Rate Loan Interests (0.0%)
[9]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	249	248
[9]	Altera Corp. First Lien Term Loan B, TSFR12M + 3.000%	7.066%	6/18/32	135	135
[9]	American Airlines Inc. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.580%	5/28/32	60	60
[9]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	165	160
[9]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.679%	5/10/27	139	139
[9]	Bausch + Lomb Corp. First Lien Term Loan B, TSFR12M + 4.250%	8.035%	12/17/30	25	25
[9]	Beach Acquisition Bidco LLC First Lien Term Loan B, TSFR12M + 3.250%	7.316%	6/25/32	45	45
[9]	Central Parent LLC First Lien Refinancing Term Loan, TSFR3M + 3.250%	7.546%	7/6/29	109	91
[9]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.077%	1/28/32	125	125
[9]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.074%	3/26/32	100	99
[9]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.541%	8/2/27	11	12
[9]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	102	101
[9]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.799%	7/21/28	409	409
[9]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	45	45
[9]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.583%	11/4/31	114	112
[9]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.077%	3/8/32	85	85
[9]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.316%	3/1/29	176	169
[9]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.577%	10/23/28	189	189
[9]	Opal LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/32	155	155
[9]	Osttra Group Ltd. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/32	60	60
[9]	Sazerac Co. Inc. First Lien Term Loan B, TSFR12M + 3.000%	7.094%	6/24/32	130	130
[9]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 3.000%	7.327%	7/31/31	90	90
[9]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	6.046%	11/6/28	907	911
[9]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR3M + 3.000%	7.237%	4/30/30	40	40
[9]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	38	39
Total Floating Rate Loan Interests (Cost $3,669)					3,674
Sovereign Bonds (16.1%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	14,270	14,690
[11]	Adif Alta Velocidad	3.125%	1/31/30	34,200	40,790
[11]	Adif Alta Velocidad	3.625%	4/30/35	42,200	50,042
[11]	Aeroports de Paris SA	2.750%	6/5/28	6,000	7,109
	African Development Bank	4.500%	6/12/35	32,672	33,150
[5,11]	Arab Republic of Egypt	4.750%	4/16/26	7,349	8,697
[5]	Asian Development Bank	4.125%	5/30/30	53,000	53,657
	Asian Infrastructure Investment Bank	4.500%	5/21/35	26,556	27,072
[5,8]	Baiterek National Managing Holding JSC	5.450%	5/8/28	8,600	8,694
[5,11,13]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	1,716	2,078
[5,13]	Bank Gospodarstwa Krajowego	5.375%	5/22/33	1,300	1,312
[5]	Bermuda	3.717%	1/25/27	15,639	15,431
[5]	Bermuda	4.750%	2/15/29	9,680	9,722
[5,8]	BNG Bank NV	4.625%	6/4/35	71,196	72,533
[11]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	21,000	24,759
[5,8]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	60,542	63,327
[5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	42,369	44,316
[11]	Cassa Depositi e Prestiti SpA	3.250%	6/17/33	20,600	24,052
[5,8]	Central American Bank for Economic Integration	4.750%	1/24/28	7,000	7,115
[11]	City of Madrid Spain	3.360%	10/31/35	21,000	24,491
[5]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	1,483	1,499
	Corp. Andina de Fomento	4.125%	6/30/28	19,375	19,409
	Corp. Andina de Fomento	5.000%	1/24/29	43,546	44,734
	Corp. Andina de Fomento	5.000%	1/22/30	36,863	38,002
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	665	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	25,107	24,602
[5,8,14]	Dexia SA	4.750%	1/24/30	8,104	8,293
[5]	Dominican Republic	5.950%	1/25/27	6,385	6,448
[5,8]	Dominican Republic	6.950%	3/15/37	12,583	12,821
	Ecopetrol SA	8.625%	1/19/29	9,754	10,302
	Ecopetrol SA	4.625%	11/2/31	6,740	5,678
	Ecopetrol SA	7.750%	2/1/32	3,440	3,375
[5,8]	Electricite de France SA	5.700%	5/23/28	5,925	6,105
[5,8]	Electricite de France SA	6.250%	5/23/33	4,295	4,600
[11]	European Union	3.750%	10/12/45	21,384	25,258
[5,11]	European Union	0.300%	11/4/50	69,213	37,148
[11]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	8,350	9,884
[8,11]	Hellenic Republic	3.375%	6/15/34	37,495	44,918
[8,11]	Hellenic Republic	3.625%	6/15/35	21,301	25,812
[8,11]	Hellenic Republic	4.375%	7/18/38	12,014	15,270
[8,11]	Hellenic Republic	4.125%	6/15/54	18,470	21,682
[5,15]	Japan	0.400%	3/20/50	2,590,400	10,781
[5,15]	Japan	1.200%	6/20/53	2,394,200	11,554
[5,15]	Japan	2.200%	6/20/54	2,394,200	14,612
[5,15]	Japan	2.400%	3/20/55	4,275,150	27,208
[5,8]	Japan Finance Organization for Municipalities	4.375%	4/2/30	39,414	39,866
[16]	Japan International Cooperation Agency	4.250%	5/22/30	10,306	10,396
[11]	Junta de Andalucia	3.300%	4/30/35	37,600	43,977
[5]	Kingdom of Belgium	4.875%	6/10/55	27,264	24,638
[5]	Kingdom of Morocco	2.375%	12/15/27	5,000	4,712
[5]	Kingdom of Morocco	6.500%	9/8/33	200	211
[5,8]	Kingdom of Saudi Arabia	5.125%	1/13/28	30,695	31,179
[5]	Kingdom of Saudi Arabia	5.125%	1/13/28	6,868	6,980
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	2,583	2,631
[5,8]	KSA Sukuk Ltd.	5.250%	6/4/27	23,180	23,523
[5,17]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	9,203	9,392
[11,17]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	6,100	7,266
[5,8]	OCP SA	6.100%	4/30/30	3,929	3,980
[5]	Oman Government Bond	4.750%	6/15/26	31,535	31,488
[8,11]	OMERS Finance Trust	3.250%	1/28/35	30,348	35,584
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	198
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	551
[8,11]	Ontario Teachers' Finance Trust	2.850%	12/4/31	36,636	42,974
[5]	Paraguay Government Bond	4.700%	3/27/27	9,740	9,722
[5]	Pertamina Persero PT	1.400%	2/9/26	2,000	1,960
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	2,420	2,396
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	13,620	13,870
[5]	Petroleos del Peru SA	5.625%	6/19/47	484	306
	Petroleos Mexicanos	6.875%	10/16/25	2,088	2,084
	Petroleos Mexicanos	4.500%	1/23/26	26,339	25,972
	Petroleos Mexicanos	6.875%	8/4/26	14,825	14,817
	Petroleos Mexicanos	6.500%	3/13/27	18,975	18,856
	Petroleos Mexicanos	8.750%	6/2/29	1,169	1,211
	Petroleos Mexicanos	6.750%	9/21/47	139	101
[11]	Province of Quebec	3.250%	5/22/35	9,598	11,274
[8,11]	Queensland Treasury Corp.	3.250%	5/21/35	27,890	32,838
[5,11]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	20,400	23,881
[5,11]	Republic of Bulgaria	3.500%	5/7/34	20,549	24,427
[5]	Republic of Bulgaria	5.000%	3/5/37	1	1
[5,11]	Republic of Bulgaria	4.125%	5/7/38	17,024	20,385
[5]	Republic of Chile	2.750%	1/31/27	69,217	67,434
[5]	Republic of Chile	3.240%	2/6/28	1,259	1,224
[5]	Republic of Colombia	3.000%	1/30/30	13,914	12,031
[5]	Republic of Colombia	3.125%	4/15/31	13,634	11,200
[5]	Republic of Colombia	8.500%	4/25/35	9,850	10,247
[5]	Republic of Colombia	4.125%	2/22/42	11,854	7,519
[5]	Republic of Colombia	5.200%	5/15/49	3,580	2,397
[5]	Republic of Colombia	8.375%	11/7/54	13,250	12,612
[5]	Republic of Guatemala	4.500%	5/3/26	1,569	1,553
[5]	Republic of Guatemala	4.375%	6/5/27	6,109	6,004
[5]	Republic of Hungary	6.125%	5/22/28	850	877
[5,11]	Republic of Hungary	4.500%	6/16/34	13,435	15,936
[11]	Republic of Iceland	2.625%	5/27/30	36,304	42,804
[5,11]	Republic of Iceland	3.500%	3/21/34	29,403	35,721
[5,11]	Republic of Indonesia	3.375%	7/30/25	26,800	31,578

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]		Republic of Indonesia	1.450%	9/18/26	3,000	3,483
[5,11]		Republic of Lithuania	3.500%	7/3/31	10,560	12,815
		Republic of Panama	8.125%	4/28/34	780	833
[5]		Republic of Paraguay	5.000%	4/15/26	4,522	4,517
[5]		Republic of Peru	2.392%	1/23/26	4,409	4,344
		Republic of Peru	2.844%	6/20/30	1,560	1,428
[5]		Republic of Peru	2.783%	1/23/31	43,054	38,616
[5]		Republic of Poland	4.875%	2/12/30	8,773	8,936
[5]		Republic of Poland	5.375%	2/12/35	2,676	2,728
[5]		Republic of South Africa	5.875%	9/16/25	25,834	25,839
[5]		Republic of South Africa	4.300%	10/12/28	6,635	6,410
[5]		Republic of South Africa	4.850%	9/30/29	3,360	3,236
[5,8]		Republic of South Africa	7.950%	11/19/54	8,930	8,514
		Republic of the Philippines	3.229%	3/29/27	7,356	7,211
		Republic of the Philippines	1.950%	1/6/32	1,950	1,655
[5]		Republic of Turkiye	7.125%	2/12/32	17,541	17,573
[5]		Republic of Turkiye	4.875%	4/16/43	2,826	1,993
[5]		Republic of Turkiye	5.750%	5/11/47	2,046	1,533
[5]		Saudi Arabian Oil Co.	1.625%	11/24/25	17,286	17,071
[5,11]		Serbia International Bond	3.125%	5/15/27	4,840	5,669
[11]		Slovakia Government Bond	3.750%	2/27/40	54,660	63,961
[5,11]		Societe Des Grands Projets EPIC	0.700%	10/15/60	12,500	5,407
[5,18]		Southern Gas Corridor CJSC	6.875%	3/24/26	37,246	37,711
[5,11]		State of Israel	5.000%	10/30/26	16,350	19,770
[5,11]		State of Israel	1.500%	1/18/27	1,660	1,905
[5]		State of Israel	5.375%	3/12/29	7,775	7,916
[5]		State of Israel	5.375%	2/19/30	7,550	7,713
[10]		United Kingdom	4.375%	7/31/54	58,949	70,196
[10]		United Kingdom	5.375%	1/31/56	4,912	6,858
		United Mexican States	4.150%	3/28/27	3,380	3,364
[5]		United Mexican States	4.750%	4/27/32	4,555	4,338
[5,7]		United Mexican States	5.850%	7/2/32	35,031	35,515
[5]		United Mexican States	4.875%	5/19/33	32,460	30,674
[5]		United Mexican States	6.875%	5/13/37	74,445	77,733
[11]		Ville de Paris	3.750%	5/25/40	26,500	31,034
Total Sovereign Bonds (Cost $2,233,252)						2,324,944
Taxable Municipal Bonds (0.1%)
		Houston TX GO	6.290%	3/1/32	1,205	1,270
		Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	15,620	16,411
		Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	546
		Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	464
Total Taxable Municipal Bonds (Cost $18,612)						18,691
					Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[19]		Vanguard Market Liquidity Fund (Cost $166,626)	4.355%		1,666,435	166,627
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/26	3.000%	288,100	1,469
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/25	3.500%	33,700	256
						1,725
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/25	4.000%	33,700	256

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	82,000	65
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	64,600	1,633
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	33,400	538
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	76,800	875
					3,367
Total Options Purchased (Cost $6,138)					5,092
Total Investments (100.4%) (Cost $14,407,590)					14,514,163
Other Assets and Liabilities—Net (-0.4%)					(58,254)
Net Assets (100%)					14,455,909
Cost is in $000.
1	Securities with a value of $44,249 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,178 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $30,719 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Securities with a value of $14,022 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $2,184,986, representing 15.1% of net assets.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Face amount denominated in Australian dollars.
13	Guaranteed by the Republic of Poland.
14	Guaranteed by the Republic of France.
15	Face amount denominated in Japanese yen.
16	Guaranteed by the Government of Japan.
17	Guaranteed by the Republic of Hungary.
18	Guaranteed by the Republic of Azerbaijan.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/26	2.250%	432,150	(755)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	18,370	(1,511)
					(2,266)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	18,370	(1,703)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/26	4.900%	82,000	(332)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	33,900	(1,323)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	16,700	(725)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/26	5.830%	76,800	(161)
					(4,244)
Total Options Written (Premiums Received $7,402)					(6,510)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	3,712	772,183	2,300
5-Year U.S. Treasury Note	September 2025	2,279	248,411	193
10-Year U.S. Treasury Note	September 2025	970	108,761	491
Euro-Schatz	September 2025	349	44,091	(2)
Long U.S. Treasury Bond	September 2025	332	38,336	780
Ultra 10-Year U.S. Treasury Note	September 2025	660	75,415	30
Ultra Long U.S. Treasury Bond	September 2025	1,132	134,849	2,082
				5,874

Short Futures Contracts
10-Year Government of Canada Bond	September 2025	(537)	(48,110)	(131)
10-Year Japanese Government Bond	September 2025	(201)	(194,042)	(694)
AUD 3-Year Treasury Bond	September 2025	(106)	(7,516)	(22)
AUD 10-Year Treasury Bond	September 2025	(81)	(6,110)	(42)
Euro-Bobl	September 2025	(1,228)	(170,227)	446
Euro-Bund	September 2025	(2,902)	(444,906)	2,273
Euro-Buxl	September 2025	(1,643)	(229,806)	2,952
Euro-OAT	September 2025	(139)	(20,277)	90
Long Gilt	September 2025	(83)	(10,599)	(237)
				4,635
				10,509

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/17/25	EUR	52,740	USD	61,541	908	—
State Street Bank & Trust Co.	9/17/25	EUR	30,822	USD	35,985	510	—
Royal Bank of Canada	9/17/25	EUR	3,876	USD	4,515	75	—
Barclays Bank plc	9/17/25	JPY	153,127	USD	1,065	8	—
Toronto-Dominion Bank	9/17/25	JPY	145,784	USD	1,019	2	—
State Street Bank & Trust Co.	9/17/25	USD	9,815	AUD	15,030	—	(93)
Wells Fargo Bank N.A.	9/17/25	USD	289	CAD	394	—	(1)
State Street Bank & Trust Co.	9/17/25	USD	2,330	CHF	1,888	—	(73)
Barclays Bank plc	9/17/25	USD	568,934	EUR	495,224	—	(17,458)
JPMorgan Chase Bank, N.A.	9/17/25	USD	563,851	EUR	489,750	—	(16,060)
Citibank, N.A.	9/17/25	USD	25,493	EUR	21,912	—	(453)
Standard Chartered Bank	9/17/25	USD	14,449	EUR	12,377	—	(206)
Royal Bank of Canada	9/17/25	USD	5,488	EUR	4,737	—	(121)
BNP Paribas	9/17/25	USD	3,342	EUR	2,891	—	(82)
State Street Bank & Trust Co.	9/17/25	USD	3,192	EUR	2,756	—	(72)
UBS AG	9/17/25	USD	2,121	EUR	1,826	—	(41)
Canadian Imperial Bank of Commerce	9/17/25	USD	891	EUR	770	—	(21)
State Street Bank & Trust Co.	9/17/25	USD	136,113	GBP	100,512	—	(1,924)
Standard Chartered Bank	9/17/25	USD	2,689	GBP	1,995	—	(51)
JPMorgan Chase Bank, N.A.	9/17/25	USD	1,979	GBP	1,464	—	(32)
Wells Fargo Bank N.A.	9/17/25	USD	68,066	JPY	9,739,775	—	(169)
Royal Bank of Canada	9/17/25	USD	2,258	JPY	324,436	—	(15)
State Street Bank & Trust Co.	9/17/25	USD	519	JPY	73,789	2	—
Barclays Bank plc	9/17/25	USD	473	NZD	778	—	(3)
						1,505	(36,875)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S44-V1	6/20/30	USD	313,320	(1.000)	(7,024)	(1,336)
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	101,403	(5.000)	(11,303)	(2,469)
						(3,805)
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Kering SA/NR	6/20/30	GSI	4,500[2]	1.000	(46)	(8)	—	(38)
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	1	(2)	3	—
					(45)	(10)	3	(38)

Credit Protection Purchased
Republic of Colombia	6/20/30	BANA	38,769	(1.000)	1,998	2,027	—	(29)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	1,600[2]	(1.000)	(31)	75	—	(106)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	1,300[2]	(1.000)	(25)	41	—	(66)
United Mexican States	6/20/30	BARC	81,150	(1.000)	234	1,389	—	(1,155)
					2,176	3,532	—	(1,356)
					2,131	3,522	3	(1,394)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,358 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/19/26	N/A	250,000[1]	4.060[2]	(4.450)[3]	174	170
5/19/27	N/A	125,000[1]	4.450[3]	(3.760)[2]	(469)	(475)
6/12/27	N/A	25,203,240[4]	0.477[5]	(0.945)[2]	(795)	(795)
6/16/27	N/A	25,231,400[4]	0.477[5]	(0.906)[2]	(654)	(654)
6/24/27	N/A	62,854[6]	1.921[7]	(1.766)[2]	12	12
6/24/27	N/A	54,762[8]	3.681[2]	(4.217)[9]	89	89
6/25/27	N/A	148,000[1]	3.610[2]	(4.450)[3]	317	317
6/18/28	6/18/27[10]	290,680[1]	3.458[2]	(0.000)[3]	696	696
6/25/28	N/A	200,110[1]	4.450[3]	(3.515)[2]	(638)	(638)
12/20/28	12/17/25[10]	84,898[11]	2.457[12]	(0.000)[13]	(96)	(96)
12/20/28	12/17/25[10]	84,898[11]	2.509[12]	(0.000)[13]	(5)	(5)
11/30/29	9/2/25[10]	182,025[1]	3.441[2]	(0.000)[3]	623	623
11/30/29	9/2/25[10]	182,025[1]	3.365[2]	(0.000)[3]	—	—
6/25/30	N/A	62,130[1]	3.538[2]	(4.450)[3]	322	322
6/18/31	6/18/26[10]	80,660[1]	0.000[3]	(3.625)[2]	(872)	(872)
2/15/35	9/2/25[10]	90,205[1]	0.000[3]	(3.727)[2]	(553)	(553)
2/15/35	9/2/25[10]	90,205[1]	0.000[3]	(3.660)[2]	—	—

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/10/35	9/10/25[10]	35,000[6]	2.381[2]	(0.000)[7]	(425)	(293)
12/18/55	12/18/25[10]	5,310[1]	4.035[2]	(0.000)[3]	128	134
					(2,146)	(2,018)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/paid annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
6 Notional amount denominated in euro.
7 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
8 Notional amount denominated in British pound.
9 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
10 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/paid semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2025, counterparties had deposited in segregated accounts securities with a value of $1,234,000 and cash of $820,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.  Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,010,816	—	6,010,816
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,586,084	—	1,586,084
Corporate Bonds	—	4,398,235	—	4,398,235
Floating Rate Loan Interests	—	3,674	—	3,674
Sovereign Bonds	—	2,324,944	—	2,324,944
Taxable Municipal Bonds	—	18,691	—	18,691
Temporary Cash Investments	166,627	—	—	166,627
Options Purchased	—	5,092	—	5,092
Total	166,627	14,347,536	—	14,514,163

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,637	—	—	11,637
Forward Currency Contracts	—	1,505	—	1,505
Swap Contracts	2,363[1]	3	—	2,366
Total	14,000	1,508	—	15,508
Liabilities
Options Written	—	(6,510)	—	(6,510)
Futures Contracts[1]	(1,128)	—	—	(1,128)
Forward Currency Contracts	—	(36,875)	—	(36,875)
Swap Contracts	(8,186)[1]	(1,394)	—	(9,580)
Total	(9,314)	(44,779)	—	(54,093)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.